Document and Enityt Information Document	12 Months Ended
	Dec. 31, 2011	Mar. 12, 2012
Document Information [Line Items]
Entity Registrant Name	NEOSTEM, INC.
Document Type	8-K
Document Period End Date	Dec 31, 2011
Entity Central Index Key	0000320017
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		114,348,438

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 3,935,160	$ 8,469,123
Accounts receivable trade, net of allowance for doubtful accounts of $334,400 and $39,536, respectively	1,010,475	28,206
Inventory	647,745	0
Prepaids and other current assets	649,739	322,535
Assets related to discontinued operations	32,367,217	38,062,981
Total current assets	38,610,336	46,882,845
Property, plant and equipment, net	11,616,053	435,496
Goodwill	11,117,770	0
Intangible assets, net	15,086,038	563,368
Other assets	3,326,938	2,798,077
Assets related to discontinued operations	75,570,645	92,344,963
Assets, Total	155,327,780	143,024,749
Current Liabilities
Accounts payable	2,287,201	595,547
Accrued liabilities	1,090,176	720,423
Notes payable	148,062	116,895
Mortgages payable	3,635,061	0
Unearned revenues	1,121,134	59,362
Liabilities related to discontinued operations	28,165,010	31,397,874
Total current liabilities	36,446,644	32,890,101
Long-term Liabilities
Deferred income taxes	3,774,655	0
Unearned revenues	169,198	282,518
Derivative liabilities	474,463	2,571,367
Acquisition-related contingent consideration	3,130,000	0
Liabilities related to discontinued operations	26,388,976	14,260,869
Total long-term liabilities	33,937,292	17,114,754
Redeemable Securities
Convertible Redeemable Series E Preferred Stock; 10,582,011 shares designated, liquidation value $1.00 per share; issued and outstanding 6,662,748 and 10,582,011 shares, at December 31, 2011 and December 31, 2010, respectively	4,811,326	6,532,275
Temporary Equity, Carrying Amount, Total	4,811,326	6,532,275
Shareholders' Equity
Preferred stock; authorized, 20,000,000 shares Series B convertible redeemable preferred stock liquidation value, 1 share of common stock, $.01 par value; 825,000 shares designated; issued and outstanding, 10,000 shares at December 31, 2011 and December 31, 2010	100	100
Common stock, $.001 par value, authorized 500,000,000 shares; issued and outstanding, 109,329,587 and 64,221,130 shares, at December 31, 2011 and December 31, 2010, respectively	109,330	63,813
Additional paid-in capital	200,858,638	141,137,522
Accumulated deficit	(143,094,854)	(95,320,620)
Accumulated other comprehensive income	4,152,343	2,779,066
Total NeoStem, Inc. shareholders' equity	62,025,557	48,659,881
Noncontrolling interests	18,106,961	37,827,738
Total equity	80,132,518	86,487,619
Liabilities and Equity, Total	$ 155,327,780	$ 143,024,749

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable trade, allowance for doubtful accounts	$ 334,400	$ 39,536
Convertible Redeemable Series E Preferred Stock, shares designated	10,582,011	10,582,011
Convertible Redeemable Series E Preferred Stock, liquidation value per share	$ 1	$ 1
Convertible Redeemable Series E Preferred Stock, issued	6,662,748	10,582,011
Convertible Redeemable Series E Preferred Stock, outstanding	6,662,748	10,582,011
Preferred stock, authorized	20,000,000	20,000,000
Preferred stock, Series B convertible redeemable preferred stock liquidation value, share of common stock	1	1
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares designated	825,000	825,000
Preferred stock, issued	10,000	10,000
Preferred stock, outstanding	10,000	10,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	500,000,000	500,000,000
Common stock, issued	109,329,587	64,221,130
Common stock, outstanding	109,329,587	64,221,130

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 10,050,086	$ 181,146
Cost of revenues	8,646,687	0
Gross profit	1,403,399	181,146
Research and development	7,720,748	6,008,285
Selling, general, and administrative	27,687,162	19,468,213
Goodwill impairment	0	558,168
Operating expenses	35,407,910	26,034,666
Operating loss	(34,004,511)	(25,853,520)
Other income (expense):
Other income, net	2,085,870	333,611
Interest expense	(2,647,692)	(289,526)
Nonoperating Income (Expense), Total	(561,822)	44,085
Loss from continuing operations before noncontrolling interests	(34,566,333)	(25,809,435)
(Loss) income from discontinued operations - net of income taxes	(22,016,524)	6,412,419
Net loss	(56,582,857)	(19,397,016)
Less - net loss from continuing operations attributable to noncontrolling interests	(299,789)	0
Less - net (loss) income from discontinued operations attributable to noncontrolling interests	(9,148,599)	3,908,690
Net loss attributable to NeoStem, Inc.	(47,134,469)	(23,305,706)
Preferred dividends	639,765	237,963
Net loss attributable to NeoStem, Inc. common shareholders	(47,774,234)	(23,543,669)
Amounts attributable to NeoStem, Inc. common shareholders:
Loss from continuing operations	(34,266,544)	(25,809,435)
(Loss) income from discontinued operations - net of taxes	(12,867,925)	2,503,729
Preferred dividends	639,765	237,963
Net loss attributable to NeoStem, Inc. common shareholders	$ (47,774,234)	$ (23,543,669)
Basic and diluted (loss) income per share attributable to NeoStem, Inc. common shareholders:
Continuing operations	$ (0.39)	$ (0.5)
Discontinued operations	$ (0.15)	$ 0.05
NeoStem, Inc. common shareholders	$ (0.54)	$ (0.46)
Weighted average common shares outstanding	88,598,696	51,632,417

Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (56,582,857)	$ (19,397,016)
Other comprehensive income:
Foreign currency translation	2,596,987	2,835,570
Total other comprehensive income	2,596,987	2,835,570
Comprehensive loss	(53,985,870)	(16,561,446)
Comprehensive (loss) income attributable to noncontrolling interests	(8,224,678)	5,264,600
Comprehensive net loss attributable to NeoStem, Inc. common shareholders	$ (45,761,192)	$ (21,826,046)

Consolidated Statements of Equity (USD $)	Total	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2009	$ 57,832,377	$ 100	$ 37,193	$ 95,709,491	$ (56,504)	$ (71,776,951)	$ 23,913,329	$ 33,919,048
Beginning Balance (in shares) at Dec. 31, 2009		10,000	37,193,491
Net income (loss)	(19,397,016)					(23,305,706)	(23,305,706)	3,908,690
Foreign currency translation	2,835,570				2,835,570		2,835,570
Exercise of stock options	140,100		90	140,010			140,100
Exercise of stock options (in shares)			90,000
Exercise of warrants	2,961,750		2,025	2,959,725			2,961,750
Exercise of warrants (in shares)			2,025,000
Share-based compensation	7,564,993		350	7,564,643			7,564,993
Share-based compensation (in shares)			349,517
Proceeds from issuance of common stock	21,425,538		15,327	21,410,211			21,425,538
Proceeds from issuance of common stock (in shares)			15,326,998
Conversion of Series C Preferred	13,720,048		9,086	13,710,962			13,720,048
Conversion of Series C Preferred (in shares)			9,086,124
Shares issued for charitable contribution	298,500		150	298,350			298,500
Shares issued for charitable contribution (in shares)			150,000
Receipt of treasury shares	(656,278)		(408)	(655,870)			(656,278)
Dividends on Series C Preferred	(153,469)					(153,469)	(153,469)
Dividends on Series E Preferred	(84,494)					(84,494)	(84,494)
Ending Balance at Dec. 31, 2010	86,487,619	100	63,813	141,137,522	2,779,066	(95,320,620)	48,659,881	37,827,738
Ending Balance (in shares) at Dec. 31, 2010		10,000	64,221,130
Net income (loss)	(56,582,857)					(47,134,469)	(47,134,469)	(9,448,388)
Foreign currency translation	2,596,987				1,373,277		1,373,277	1,223,710
Exercise of stock options	7,100		5	7,095			7,100
Exercise of stock options (in shares)			5,000
Share-based compensation	10,266,023		3,824	10,262,199			10,266,023
Share-based compensation (in shares)			3,824,018
Proceeds from issuance of common stock	21,152,682		19,678	21,133,004			21,152,682
Proceeds from issuance of common stock (in shares)			19,678,224
Shares issued for charitable contribution	607,363		408	606,955			607,363
Repayment of Series E Preferred Principaland Dividends	3,620,300		5,158	4,254,907		(639,765)	3,620,300
Repayment of Series E Preferred Principaland Dividends (in shares)			5,157,732
Dividends to related party	(11,726,099)							(11,726,099)
Technology contributed to Athelosby Non-Controlling Interes	1,150,000			920,000			920,000	230,000
Stock Issued During Period Value PCT Merger	17,200,000		10,600	17,189,400			17,200,000
Stock Issued During Period Shares PCT Merger			10,600,000
Stock Issued During Period Value Amorcyte Merger	5,353,400		5,844	5,347,556			5,353,400
Stock Issued During Period Shares Amorcyte Merger			5,843,483
Ending Balance at Dec. 31, 2011	$ 80,132,518	$ 100	$ 109,330	$ 200,858,638	$ 4,152,343	$ (143,094,854)	$ 62,025,557	$ 18,106,961
Ending Balance (in shares) at Dec. 31, 2011		10,000	109,329,587

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ 56,582,857	$ 19,397,016
Loss (income) from discontinued operations	22,016,524	(6,412,419)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock, stock options and warrants issued as payment for compensation, services rendered and interest expense	10,266,023	7,863,492
Depreciation and amortization	1,440,576	137,807
Amortization of preferred stock discount and issuance cost	2,440,241	281,211
Changes in fair value of derivative liability	(2,096,904)	138,325
Write off of acquired in-process research and development	1,150,000	0
Loss on disposal of assets	0	3,734
Gain on contract termination	0	(656,278)
Contributions paid with common stock	607,363	0
Bad debt (recovery) expense	(87,773)	39,536
Goodwill impairment charge	0	558,168
Changes in operating assets and liabilities, net of the effect of acquisitions:
Prepaid expenses and other current assets	(350,227)	(221,979)
Accounts receivable	(443,132)	59,469
Inventory	(647,745)	0
Unearned revenues	948,452	60,593
Other assets	53,211	(127,113)
Accounts payable, accrued expenses and other current liabilities	(486,952)	(1,004,593)
Net cash used in operating activities - continuing operations	(21,773,200)	(18,677,063)
Net cash provided by operating activities - discontinued operations	845,206	10,200,364
Net cash used in operating activities	(20,927,994)	(8,476,699)
Cash flows from investing activities:
Cash received in acquisitions	320,863	0
Change in restricted cash used as collateral for notes payable	2,596	(2,500,000)
Acquisition of property and equipment	(574,857)	(1,095,359)
Net cash used in investing activities - continuing operations	(251,398)	(3,595,359)
Net cash used in investing activities - discontinued operations	(1,803,182)	(13,510,432)
Net cash used in investing activities	(2,054,580)	(17,105,791)
Cash flows from financing activities:
Net proceeds from the exercise of options and warrants	7,100	3,101,850
Net proceeds from issuance of capital stock	21,152,682	21,212,974
Net proceeds from issuance of preferred stock	0	8,894,062
Payment from related party	0	175,992
Repayment of mortgage loan	(149,542)	0
Proceeds from notes payable	149,766	431,520
Repayment of notes payable	(180,132)	(314,625)
Repayment of debt to related party	(3,000,000)	0
Repayment of preferred stock	(650,000)	0
Payment of dividend	0	(222,924)
Net cash provided by financing activities - discontinued operations	17,329,874	33,278,849
Net cash provided by financing activities - discontinued operations	2,739,496	576,601
Net cash provided by financing activities	20,069,370	33,855,450
Impact of changes of foreign exchange rates	46,245	180,062
Net (decrease)/increase in cash and cash equivalents	(2,866,959)	8,453,022
Cash and cash equivalents at beginning of year	12,745,432	15,612,391
Less cash and cash equivalents of discontinued operations at end of year	8,810,272	7,143,268
Cash and cash equivalents of continuing operations at end of period	3,935,160	8,469,123
Cash paid during the period for:
Interest	1,522,700	279,596
Taxes	1,119,500	2,056,250
Supplemental Schedule of non-cash investing activities
Acquisition of property and equipment	0	2,443,958
Capitalized interest	384,300	391,466
Supplemental schedule of non-cash financing activities
Common stock, warrants and contingent consideration issued with the acquisition		0
Common stock issued pursuant to the redemption of Convertible Redeemable Series E 7% Preferred Stock	3,511,200	0
Common stock issued in payment of dividends for the Convertible Redeemable Series E 7% Preferred Stock	748,900	0
Financing costs for capital stock raises	0	33,355
Conversion of Convertible Redeemable Series C Preferred Stock	0	13,720,048
Dividend to Related party reinvested as loan payable	11,726,100	0
Amorcyte [Member]
Supplemental schedule of non-cash financing activities
Common stock, warrants and contingent consideration issued with the acquisition	8,483,400
PCT [Member]
Supplemental schedule of non-cash financing activities
Common stock, warrants and contingent consideration issued with the acquisition	$ 17,200,000

The Company	12 Months Ended
Dec. 31, 2011
The Company [Abstract]
Nature of Operations [Text Block]
The Company
NeoStem, Inc. (“NeoStem” or the “Company”) was incorporated under the laws of the State of Delaware in September 1980 under the name Fidelity Medical Services, Inc. The Company’s corporate headquarters are located at 420 Lexington Avenue, Suite 450, New York, NY 10170. The Company’s telephone number is (212) 584-4180 and its website address is www.neostem.com.

NeoStem, Inc. is an international biopharmaceutical company. In 2011, we operated our business in three reportable segments: (i) Cell Therapy — United States; (ii) Regenerative Medicine — China; and (iii) Pharmaceutical Manufacturing — China. Effective March 31, 2012, we committed to discontinue operations in the Regenerative Medicine - China reportable segment, and on June 18, 2012, we also announced an agreement to sell our 51% interest in Suzhou Erye, which represented the operations in our Pharmaceutical Manufacturing - China segment. We have recast certain information to classify the results of operations, assets and liabilities of the Pharmaceutical Manufacturing - China and Regenerative Medicine - China segments as discontinued operations (see Note 11). As a result, the Company currently operates in a single reporting segment.

The Company is focused on the development of proprietary cellular therapies in cardiovascular disease, immunology and regenerative medicine and becoming a single source for collection, storage, manufacturing, therapeutic development and transportation of cells for cell based medicine and regenerative science. The Company is also a provider of adult stem cell collection, processing and storage services in the U.S., enabling healthy individuals to donate and store their stem cells for personal therapeutic use. In addition, the Company collects and stores cord blood cells of newborns which help to ensure a supply of autologous stem cells for the child should they be needed for future medical treatment.

The Company strengthened its expertise in cellular therapies with its January 19, 2011 acquisition of Progenitor Cell Therapy, LLC, a Delaware limited liability company (“PCT”). PCT is engaged in a wide range of services in the cell therapy market for the treatment of human disease, including, but not limited to contract manufacturing, product and process development, regulatory consulting, product characterization and comparability, and storage, distribution, manufacturing and transportation of cell therapy products. PCT’s legacy business relationships also afford NeoStem introductions to innovative therapeutic programs.

In March 2011, PCT’s wholly owned subsidiary, Athelos, Inc. (Athelos), acquired rights and technology for a T-cell based immunomodulatory therapeutic in exchange for an approximate 20.00% interest in Athelos.

The Company further strengthened its breadth in cellular therapies through its October 17, 2011 acquisition of Amorcyte, Inc. Amorcyte is a development stage cell therapy company focusing on novel treatments for cardiovascular disease. Amorcyte’s lead product candidate is AMR-001. In January 2012, Amorcyte enrolled its first patient in the PreSERVE Phase 2 trial to investigate AMR-001’s ability to preserve heart function after a heart attack.

The Company views the PCT and Amorcyte acquisitions as fundamental to building a foundation in achieving its strategic mission of capturing the paradigm shift to cell therapy.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Summary of Significant Accounting Policies
Principles of Consolidation:  The consolidated financial statements include the accounts of NeoStem, Inc. and its wholly owned and partially owned subsidiaries and affiliates as listed below:

Entity	Percentage of Ownership	Location
NeoStem, Inc.	Parent Company	United States of America
NeoStem Therapies, Inc.	100%	United States of America
Stem Cell Technologies, Inc.	100%	United States of America
Amorcyte, LLC	100%	United States of America
NeoStem (China) Inc. (1)	100%	People’s Republic of China
Qingdao Niao Bio-Technology Ltd.* (1)		People’s Republic of China
Beijing Ruijiao Bio-Technology Ltd.* (1)		People’s Republic of China
Tianjin Niou Bio-Technology Co., Ltd.* (1)		People’s Republic of China
CBH Acquisition LLC	100%	United States of America
China Biopharmaceuticals Holdings, Inc. (CBH)	100% owned by CBH Acquisition LLC	United States of America
Suzhou Erye Pharmaceuticals Company Ltd. (2)	51% owned by CBH	People’s Republic of China
Progenitor Cell Therapy, LLC (PCT)	100%	United States of America
NeoStem Family Storage, LLC	100% owned by PCT	United States of America
Athelos Corporation	80.1% owned by PCT	United States of America
PCT Allendale, LLC	100% owned by PCT	United States of America

*
Because certain regulations in the People’s Republic of China (“PRC”) currently restrict or prohibit foreign entities from holding certain licenses and controlling certain businesses in China, the Company created a wholly foreign-owned entity, or WFOE, NeoStem (China), to implement its initiatives in China. To comply with China’s foreign investment regulations with respect to stem cell-related activities, these business initiatives in China are conducted via Chinese domestic entities that are controlled by the WFOE through various contractual arrangements (Variable Interest Entity or “VIE”) and under the principles of consolidation the Company consolidates 100% of their operations.

(1)	Included in the former Regenerative Medicine - China reporting segment, which was discontinued effective March 31, 2012 and is currently reported in discontinued operations.

(2)	Represents the operations of our former Pharmaceutical Manufacturing - China reporting segment, which was discontinued on June 18, 2012, and is currently reported in discontinued operations.

Basis of Presentation:  The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) and include the accounts of the Company and its wholly owned and partially owned subsidiaries. In the opinion of management, the accompanying Consolidated Financial Statements of the Company and its subsidiaries, include all normal and recurring adjustments considered necessary to present fairly the Company’s financial position as of December 31, 2011 and 2010, and the results of its operations and its cash flows for the periods presented.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Accordingly, actual results could differ from those estimates.

Cash and Cash Equivalents:  Cash and cash equivalents include short-term, highly liquid, investments with maturities of ninety days or less when purchased. As of December 31, 2011, the Company had approximately $791,100 in bank deposits covered by the Federal Deposit Insurance Corporation.

Restricted Cash:  The Company has restricted cash associated with its Series E Preferred Stock, which is held in escrow, and is recorded in other assets.

Accounts Receivable:  Accounts receivable are carried at original invoice amount less an estimate made for doubtful accounts. The Company applies judgment in connection with establishing the allowance for doubtful accounts. Specifically, the Company analyzes the aging of accounts receivable balances, historical bad debts, customer concentration and credit-worthiness, current economic trends and changes in the Company’s customer payment terms. Significant changes in customer concentrations or payment terms, deterioration of customer credit-worthiness or weakening economic trends could have a significant impact on the collectability of the receivables and the Company’s operating results. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. Management regularly reviews the aging of receivables and changes in payment trends by its customers, and records a reserve when it believes collection of amounts due are at risk.

Inventories: Inventory represents work in process for costs incurred on projects at PCT that have not been completed. The Company reviews these projects periodically to determine that the value of each project is stated at the lower of cost or market. Inventories were $0.6 million and $0 as of December 31, 2011 and 2010, respectively.

Property, Plant, and Equipment:  The cost of property and equipment is depreciated over the estimated useful lives of the related assets. Depreciation is computed on the straight-line method. Repairs and maintenance expenditures that do not extend original asset lives are charged to expense as incurred.

Property, plant, and equipment consisted of the following (in thousands):

	Useful Life	December 31, 2011	December 31, 2010

Building and improvements	25-30 years	$9,874.0	$—
Machinery and equipment	8-12 years	17.9	—
Lab equipment	5-7 years	1,559.1	365.8
Furniture and fixtures	5-12 years	632.4	274.3
Software	3-5 years	98.3	99.6
Leasehold improvements	2-3 years	702.0	64.9
Property, plant and equipment, Gross		12,883.6	804.6
Accumulated depreciation		(1,267.6)	(369.1)
Property, plant and equipment, Net		$11,616.1	$435.5

The Company’s results included depreciation expense of approximately $0.9 million and $0.2 million for the years ended December 31, 2011 and 2010, respectively.

Income Taxes:  The Company recognizes (a) the amount of taxes payable or refundable for the current year and (b) deferred tax liabilities and assets for the future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. The Company continues to evaluate the accounting for uncertainty in tax positions. The guidance requires companies to recognize in their financial statements the impact of a tax position if the position is more likely than not of being sustained on audit. The position ascertained inherently requires judgment and estimates by management. As of December 31, 2011, management does not believe the Company has any material uncertain tax positions that would require it to measure and reflect the potential lack of sustainability of a position on audit in its financial statements. The Company will continue to evaluate its uncertain tax positions in future periods to determine if measurement and recognition in its financial statements is necessary. The Company does not believe there will be any material changes in its unrecognized tax positions over the next year.

Recognizing and Measuring Assets Acquired and Liabilities Assumed in Business Combinations at Fair Value: The Company accounts for acquired businesses using the purchase method of accounting, which requires that assets acquired and liabilities assumed be recorded at date of acquisition at their respective fair values. The consolidated financial statements and results of operations reflect an acquired business after the completion of the acquisition. The fair value of the consideration paid, including contingent consideration, is assigned to the underlying net assets of the acquired business based on their respective fair values. Any excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill. Beginning in 2009, amounts allocated to IPR&D are included on the balance sheet (refer to discussion above in “Goodwill and Intangible Assets with Indefinite Lives”). Intangible assets, including IPR&D assets upon successful completion of the project and approval of the product, are amortized on a straight-line basis to amortization expense over the expected life of the asset. Significant judgments are used in determining the estimated fair values assigned to the assets acquired and liabilities assumed and in determining estimates of useful lives of long-lived assets. Fair value determinations and useful life estimates are based on, among other factors, estimates of expected future net cash flows, estimates of appropriate discount rates used to present value expected future net cash flow streams, the timing of approvals for IPR&D projects and the timing of related product launch dates, the assessment of each asset’s life cycle, the impact of competitive trends on each asset’s life cycle and other factors. These judgments can materially impact the estimates used to allocate acquisition date fair values to assets acquired and liabilities assumed and the resulting timing and amount of amounts charged to, or recognized in current and future operating results. For these and other reasons, actual results may vary significantly from estimated results.

The Company determines the acquisition date fair value of contingent consideration obligations based on a probability-weighted income approach derived from revenue estimates, post-tax gross profit levels and a probability assessment with respect to the likelihood of achieving contingent obligations including contingent payments such as milestone obligations, royalty obligations and contract earn-out criteria, where applicable. The fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement as defined in fair value measurement accounting. The resultant probability-weighted cash flows are discounted using an appropriate effective annual interest rate. At each reporting date, the contingent consideration obligation will be revalued to estimated fair value and changes in fair value will be reflected as income or expense in our consolidated statement of operations. Changes in the fair value of the contingent consideration obligations may result from changes in discount periods and rates, changes in the timing and amount of revenue estimates and changes in probability assumptions with respect to the likelihood of achieving the various contingent payment obligations. Adverse changes in assumptions utilized in our contingent consideration fair value estimates could result in an increase in our contingent consideration obligation and a corresponding charge to operating income.

Goodwill and Other Intangible Assets:  Goodwill is the excess of purchase price over the fair value of identified net assets of businesses acquired. The Company’s intangible assets with an indefinite life are related to in process research and development for AMR-001, the clinical candidate acquired in the Amorcyte acquisition, as the Company expects this research and development to provide the Company with substantial benefit for a period that extends beyond the foreseeable horizon. Amortized intangible assets consist of customer lists, manufacturing technology, and tradename, as well as patents and rights associated primarily with the VSEL™ Technology. These intangible assets are amortized on a straight line basis over their respective useful lives.

The Company reviews goodwill and indefinite-lived intangible assets at least annually for possible impairment. Goodwill and indefinite-lived intangible assets are reviewed for possible impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. The Company tests its goodwill and indefinite-lived intangible assets on December 31. The Company reviews the carrying value of goodwill and indefinite-lived intangible assets utilizing a discounted cash flow model, and, where appropriate, a market value approach is also utilized to supplement the discounted cash flow model. The Company makes assumptions regarding estimated future cash flows, discount rates, long-term growth rates and market values to determine each reporting unit’s estimated fair value. If these estimates or related assumptions change in the future, the Company may be required to record impairment charges.

Derivatives:  Derivative instruments, including derivative instruments embedded in other contracts, are recorded on the balance sheet as either an asset or liability measured at its fair value. Changes in the fair value of derivative instruments are recognized currently in results of operations unless specific hedge accounting criteria are met. The Company has not entered into hedging activities to date. As a result of certain financings (see Note 8), derivative instruments were created that are measured at fair value and marked to market at each reporting period. Changes in the derivative value are recorded as other income (expense) on the consolidated statements of operations.

Evaluation of Long-lived Assets:  The Company reviews long-lived assets and finite-lived intangibles assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds the fair value of the asset. If other events or changes in circumstances indicate that the carrying amount of an asset that the Company expects to hold and use may not be recoverable, the Company will estimate the undiscounted future cash flows expected to result from the use of the asset or its eventual disposition, and recognize an impairment loss. The impairment loss, if determined to be necessary, would be measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Share-Based Compensation:  The Company expenses all share-based payment awards to employees, directors, advisors and consultants, including grants of stock options, warrants, and restricted stock, over the requisite service period based on the grant date fair value of the awards. Advisor and consultant awards are remeasured each reporting period through vesting. For awards with performance-based vesting criteria, the Company estimates the probability of achievement of the performance criteria and recognizes compensation expense related to those awards expected to vest. The Company determines the fair value of certain share-based awards using the Black-Scholes option-pricing model which uses both historical and current market data to estimate the fair value. This method incorporates various assumptions such as the risk-free interest rate, expected volatility, expected dividend yield and expected life of the options or warrants. The fair value of the Company’s restricted stock and restricted stock units is based on the closing market price of the Company’s common stock on the date of grant. See Note 9.

Loss Per Share:  Basic loss per share is based on the weighted effect of all common shares issued and outstanding, and is calculated by dividing net loss attributable to common shareholders by the weighted average shares outstanding during the period. Diluted loss per share, which is calculated by dividing net loss attributable to common shareholders by the weighted average number of common shares used in the basic loss per share calculation plus the number of common shares that would be issued assuming conversion of all potentially dilutive securities outstanding, is not presented as such potentially dilutive securities are anti-dilutive in all periods presented. For the years ended December 31, 2011 and 2010, the Company incurred net losses and therefore no common stock equivalents were utilized in the calculation of loss per share. At December 31, 2011 and 2010, the Company excluded the following potentially dilutive securities:

	December 31,
	2011	2010
Stock Options	17,143,505	13,032,214
Warrants	37,389,825	21,843,507
Series E Preferred Stock, Common stock equivalents	3,989,669	5,289,948
Restricted Shares	976,668	51,666

Revenue Recognition

Clinical Services: The Company recognizes revenue for its cell development and manufacturing services based on the terms of individual contracts. Cell development services generally contain multiple stages, which the Company evaluates for multiple elements. Each stage does not have stand-alone value and are dependent upon one another; therefore the Company recognizes revenue on a completed contract basis. Manufacturing services represent separate and distinct arrangements, and the Company is paid for time and materials or for fixed monthly amounts and revenue is recognized when efforts are expended or contractual terms have been met.

Clinical Services Reimbursements: The Company separately charges the customers for reimbursable expenses that are specified in each clinical services contract. On a monthly basis, the Company bills customers for reimbursable expenses and immediately recognizes reimbursement revenue, as the revenue is deemed earned as reimbursable expenses are incurred. For the years ended December 31, 2011 and 2010, clinical services reimbursements were $2.6 million and $0, respectively.

Processing and Storage Services: The Company recognizes revenue related to the collection and cryopreservation of cord blood and autologous adult stem cells when the cryopreservation process is completed which is approximately twenty four hours after cells have been collected. Revenue related to advance payments of storage fees is recognized ratably over the period covered by the advance payments.

Fair Value Measurements:  Fair value of financial assets and liabilities that are being measured and reported are defined as the exchange price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market at the measurement date (exit price). The Company is required to classify fair value measurements in one of the following categories:
Level 1 inputs which are defined as quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 inputs which are defined as inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.
Level 3 inputs are defined as unobservable inputs for the assets or liabilities. Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

The Company determined the fair value of funds invested in short term investments, which are considered trading securities, to be level 1 inputs measured by quoted prices of the securities in active markets. The Company determined the fair value of funds invested in money market funds to be level 1. The Company determined the fair value of the embedded derivative liabilities and warrant derivative liabilities to be level 3 inputs. These inputs require material subjectivity because value is derived through the use of a lattice model that values the derivatives based on probability weighted discounted cash flows. The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011, and December 31, 2010 (in thousands):

	December 31, 2011
	Fair Value Measurements Using Fair Value Hierarchy
	Level 1	Level 2	Level 3
Money market investments	$2,497.4	$—	$—
Embedded derivative liabilities	—	—	391.7
Warrant derivative liabilities	—	—	82.7
Contingent consideration	—	—	3,130.0

	December 31, 2010
	Fair Value Measurements Using Fair Value Hierarchy
	Level 1	Level 2	Level 3
Money market investments	$—	$2,501.0	$—
Embedded derivative liabilities	—	—	2,281.8
Warrant derivative liabilities	—	—	289.6

Subsequent to December 31, 2010 the Company reevaluated the characteristics of the money market savings account, currently recorded as other assets, and determined it is not tied to underlying securities and has been reclassified to level 1.

The fair value measurement of the contingent consideration obligations is determined using Level 3 inputs. The fair value of contingent consideration obligations is based on a probability-weighted income approach. The measurement is based upon unobservable inputs supported by little or no market activity based on our own assumptions. Changes in the fair value of the contingent consideration obligations are recorded in our consolidated statement of operations. Contingent consideration was recognized on October 17, 2011 in connection with the Amorcyte merger. See Note 4. There were no changes in contingent consideration fair value as of December 31, 2011.

For those financial instruments with significant Level 3 inputs, the following table summarizes the activity for the years ended December 31, 2011 and 2010 by type of instrument (in thousands):

	Embedded Derivatives	Warrants
Beginning liability balance, December 31, 2009	$—	$36.0
Convertible redeemable Series E preferred stock and warrants issued	2,131.1	266.0
Change in fair value recorded in earnings	150.7	(12.4)
Ending liability balance, December 31, 2010	$2,281.8	$289.6
Change in fair value recorded in earnings	(1,890.1)	(206.9)
Ending liability balance, December 31, 2011	$391.7	$82.7

Some of the Company’s financial instruments are not measured at fair value on a recurring basis, but are recorded at amounts that approximate fair value due to their liquid or short-term nature, such as cash and cash equivalents, restricted cash, accounts receivable, accounts payable, notes payable and bank loans.

Foreign Currency Translation:  As the Company’s Chinese pharmaceutical business, which is reported in discontinued operations (see Note 11), is a self-contained and integrated entity, and the Company’s Chinese stem cell business’ future cash flow is intended to be sufficient to service its additional financing requirements, the Chinese subsidiaries’ functional currency is the Renminbi (“RMB”), and the Company’s reporting currency is the US dollar. Results of foreign operations are translated at the average exchange rates during the period, and assets and liabilities are translated at the closing rate at the end of each reporting period. Cash flows are also translated at average exchange rates for the period, therefore, amounts reported on the consolidated statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheet.

Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss) and amounted to $4.2 million and $2.8 million as of December 31, 2011 and December 31, 2010, respectively.

Research and Development Costs:  Research and development (“R&D”) expenses include salaries, benefits, and other headcount related costs, clinical trial and related clinical manufacturing costs, contract and other outside service fees including sponsored research agreements, and facilities and overhead costs. The Company expenses the costs associated with research and development activities when incurred.

To further drive the Company’s cell therapy initiatives, the Company will continue targeting key governmental agencies, congressional committees and not-for-profit organizations to contribute funds for the Company’s research and development programs. The Company accounts for government grants as a deduction to the related expense in research and development operating expenses when earned.

Recently Adopted Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Recently Adopted Accounting Pronouncements [Abstract]
Description Of Recent Accounting Pronouncements [Text Block]
Recently Adopted Accounting Pronouncements
In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update, Testing Goodwill for Impairment (the revised standard). The revised standard is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. The revised standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted provided that the entity has not yet performed its 2011 annual impairment test or issued its financial statements. An entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The Company adopted this update in the fourth quarter of fiscal year 2011, and the adoption of this update did not have an impact on its consolidated results of operations and financial condition.

In December 2010, the FASB issued an update which addresses when to perform Step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts. The update modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that impairment may exist. The qualitative factors are consistent with the existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. This update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The adoption of this guidance did not have a material impact on the consolidated financial statements.

In December 2010, the FASB issued an update which addresses the disclosure of supplementary pro forma information for business combinations. The update requires public entities to disclose pro forma information for business combinations that occurred in the current reporting period, including revenue and earnings of the combined entity for the current reporting period as though the acquisition date for all business combinations that occurred during the year had been as of the beginning of the annual reporting period. If comparative financial statements are presented, the pro forma revenue and earnings of the combined entity for the comparable prior reporting period should be reported as though the acquisition date for all business combinations that occurred during the current year had been as of the beginning of the comparable prior annual reporting period. Amendments in this update are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The adoption of this guidance did not have a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, which amends FASB ASC Topic 220, Comprehensive Income. This ASU is intended to increase the prominence of items reported in other comprehensive income in the financial statements by presenting the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. This ASU does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This update is effective during interim and annual periods beginning after December 15, 2011. The adoption of this ASU effective January 1, 2012 had no impact on our financial position, results of operations or cash flows. In December 2011, the FASB issued ASU No. 2011-12, which defers certain provisions contained in ASU No. 2011-05, as discussed above, with respect to the requirement to present components of reclassifications of other comprehensive income on the face of the income statement or in the notes to the financial statements. However, this deferral does not impact the other requirements contained in the new standard on comprehensive income as described above. This new guidance was effective for fiscal years and interim periods beginning after December 15, 2011, and was applied retrospectively. We adopted this new guidance on January 1, 2012.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Business Combination Disclosure [Text Block]
Acquisitions

Amorcyte Acquisition

On 10/17/2011 (the “Closing Date”), Amo Acquisition Company I, Inc. (“Subco”), a newly-formed wholly-owned subsidiary of NeoStem, Inc. (“NeoStem” or the “Company”), merged (the “Amorcyte Merger”) with and into Amorcyte, Inc., a Delaware corporation (“Amorcyte”), in accordance with the terms of the Agreement and Plan of Merger, dated as of July 13, 2011 (the “Amorcyte Merger Agreement”), among NeoStem, Amorcyte, Subco, and Amo Acquisition Company II, LLC (“Subco II”). As a result of the consummation of the Amorcyte Merger, Amorcyte is now a wholly-owned subsidiary of NeoStem. Amorcyte is a development stage cell therapy company focusing on novel treatments for cardiovascular disease.

Pursuant to the terms of the Amorcyte Merger Agreement, all of the shares of Amorcyte common stock and Amorcyte Series A Preferred Stock and all options and warrants to acquire equity of Amorcyte, issued and outstanding immediately prior to the effective time of the Amorcyte Merger (the “Effective Time”), were by virtue of the Amorcyte Merger cancelled and converted into the right to receive, in the aggregate:

i.
5,843,483 shares of NeoStem Common Stock (reflecting certain adjustments taken at the closing, and subject to further adjustment following the closing in accordance with the Amorcyte Merger Agreement) (the “Base Stock Consideration”);

ii.
the right to receive 4,092,768 shares of NeoStem Common Stock (the “Contingent Shares”, and together with the Base Stock Consideration, the “Stock Consideration”), which Contingent Shares will be issued only if certain specified business milestones (described below) are accomplished;

iii.
warrants to purchase 1,881,008 shares of NeoStem Common Stock exercisable over a seven (7) year period at an exercise price of $1.466 per share (the “Warrants”) (such Warrants are redeemable in certain circumstances, and transfer of any shares of NeoStem Common Stock issued upon exercise of the Warrants will be restricted until one year after the Closing Date); and

iv.
earn out payments equal to 10% of the net sales of Amorcyte’s lead product candidate AMR-001 (in the event of and following the date of first commercial sale of AMR-001), provided that in the event NeoStem sublicenses AMR-001, the applicable earn out payment will be equal to 30% of any sublicensing fees, and provided further that NeoStem will be entitled to recover direct out-of-pocket clinical development costs not previously paid or reimbursed and any costs, expenses, liabilities and settlement amounts arising out of claims of patent infringement or otherwise challenging Amorcyte’s right to use intellectual property, by reducing any earn out payments due by 50% until such costs have been recouped in full (the “Earn Out Payments”).

In accordance with the Amorcyte Merger Agreement, NeoStem has deposited into an escrow account with the escrow agent (who is initially NeoStem’s transfer agent), 5,843,483 shares of NeoStem Common Stock for eventual distribution to the former Amorcyte stockholders (subject to further adjustment following the closing, including in connection with any indemnification claims of NeoStem, all in accordance with the Amorcyte Merger Agreement).

The Contingent Shares will be issued to the former Amorcyte stockholders only if certain business milestones are achieved, as follows:

•
One-third of the Contingent Shares (1,364,256 shares) will be issued upon (a) the completion of Phase 2 clinical trial for Amorcyte’s product candidate AMR-001 and (b) issuance of a statistically significant analysis demonstrating satisfaction of the primary clinical end points from the Phase 2 clinical trial, which primary clinical endpoints are described in the Phase 2 clinical trial protocol submitted by Amorcyte to the FDA on July 5, 2011.

•	One-third of the Contingent Shares will be issued following a Type B End of Phase 2/Pre-Phase 3 meeting with the FDA wherein AMR-001 is acknowledged in writing by the FDA to be ready for Phase 3.

•	The remaining one-third of the Contingent Shares will be issued upon the first dosing of the first patient in the pivotal Phase 3 clinical study for AMR-001.

The merger consideration described above will be distributed to Amorcyte’s former securityholders consistent with applicable liquidation preferences contained in Amorcyte’s governing documents, all in accordance with the Amorcyte Merger Agreement.

The fair value of the net assets acquired in the Amorcyte Merger was $4.4 million. The fair value of the consideration paid by NeoStem was valued at $8.5 million, resulting in the recognition of goodwill in the amount of $4.1 million. The consideration paid was comprised of equity issued and the earn out payments. The fair value of the equities issued by NeoStem included 5,843,483 shares of NeoStem Common stock valued at $3.7 million, the right to receive 4,092,768 shares of NeoStem Common Stock valued at $940,000, and NeoStem warrants to purchase up to 1,881,008 shares valued at $673,600. The right to receive NeoStem Common Stock and warrants is contingent upon the accomplishment of a certain milestones. Such contingent consideration has been classified as equity and will not be subject to remeasurement. The fair value of the earn out payments was valued at $3.1 million. The earn out is contingent upon future net sales upon the first commercial sale of AMR-001. Such contingent consideration has been classified as a liability and will be subject to remeasurement. The contingent consideration is based on earn out payments equal to 10% of the net sales of Amorcyte’s lead product candidate AMR-001 (in the event of and following the date of first commercial sale of AMR-001). The Company will be entitled to recover direct out-of-pocket clinical development costs not previously paid or reimbursed and any costs, expenses, liabilities and settlement amounts arising out of claims of patent infringement or otherwise challenging Amorcyte’s right to use intellectual property, by reducing any earn out payments due by 50% until such costs have been recouped in full (the “Earn Out Payments”). There were no changes in contingent consideration fair value as of December 31, 2011.

The preliminary fair value of assets acquired and liabilities assumed on October 17, 2011 is as follows (in thousands):

Cash	$92.9
Prepaid Expenses	178.2
In Process R&D	9,400.0
Goodwill	4,104.5
Accounts Payable & Accrued Liabilities	1,177.1
Deferred Tax Liability	3,774.7
Amount Due Related Party	340.4

The total cost of the acquisition, which is still preliminary, has been allocated to the assets acquired and the liabilities assumed based upon their estimated fair values at the date of the acquisition. The final allocation is pending the receipt of this valuation work and the completion of the Company’s internal review, which is expected during fiscal 2012.
For the period since the acquisition (October 17 – December 31, 2011), NeoStem recorded a net loss of approximately $854,100 or $0.01 basic and diluted loss per share attributable to Amorcyte.

PCT Acquisition
On 1/19/2011 (the “Closing Date”), NBS Acquisition Company LLC (“Subco”), a newly formed wholly-owned subsidiary of NeoStem, merged (the “PCT Merger”) with and into Progenitor Cell Therapy, LLC, a Delaware limited liability company (“PCT”), with PCT as the surviving entity, in accordance with the terms of the Agreement and Plan of Merger, dated September 23, 2010 (the “PCT Merger Agreement”), among NeoStem, PCT and Subco. As a result of the consummation of the PCT Merger, NeoStem acquired all of the membership interests of PCT, and PCT is now a wholly-owned subsidiary of NeoStem.

Pursuant to the terms of the PCT Merger Agreement, all of the membership interests of PCT outstanding immediately prior to the effective time of the PCT Merger were converted into the right to receive, in the aggregate, (i) 10,600,000 shares of the common stock, par value $0.001 per share, of NeoStem (the “NeoStem Common Stock”) (reflecting certain final price adjustments agreed to at the closing) and (ii) warrants to purchase an aggregate 3,000,000 shares of NeoStem Common Stock as follows:

i.
common stock purchase warrants to purchase one million (1,000,000) shares of NeoStem Common Stock, exercisable over a seven year period at an exercise price of $7.00 per share (the “$7.00 Warrants”), and which will vest only if a specified business milestone (described in the PCT Merger Agreement) is accomplished within three (3) years of the Closing Date of the PCT Merger; and

ii.	common stock purchase warrants to purchase one million (1,000,000) shares of NeoStem Common Stock exercisable over a seven year term at an exercise price of $3.00 per share (the “$3.00 Warrants”); and

iii.
common stock purchase warrants to purchase one million (1,000,000) shares of NeoStem Common Stock exercisable over a seven year period at an exercise price of $5.00 per share (the “$5.00 Warrants” and, collectively with the $7.00 Warrants and the $3.00 Warrants, the “Warrants”).

The Warrants are redeemable in certain circumstances. Transfer of the shares issuable upon exercise of the Warrants is restricted until the one year anniversary of the Closing Date.

The fair value of the net assets acquired in the PCT Merger was $10.2 million. The fair value of the equity issued as consideration by NeoStem was valued at $17.2 million resulting in the recognition of goodwill in the amount of $7.0 million. The fair value of the equities issued by NeoStem included 10,600,000 shares of NeoStem Common stock valued at $15.9 million and NeoStem warrants to purchase up to 3,000,000 shares valued at $1.3 million. A portion of the consideration paid is contingent upon the accomplishment of a certain milestone for the $7.00 Warrants. Such contingent consideration totaled $70,000, and was determined using a Black-Scholes valuation and probability of success factor, and has been classified as equity and will not be subject to remeasurement. The goodwill that has been created by this acquisition is reflective of values and opportunities of utilizing PCT’s cell collection, processing and storage (cell banking) resources and production capacities, as mentioned above.

The fair value of assets acquired and liabilities assumed on January 19, 2011 is as follows (in thousands):

Cash	$227.9
Accounts Receivable	451.4
Other Current Assets	166.2
Property, Plant & Equipment	11,755.0
Intangibles	5,700.0
Goodwill	7,013.5
Other Assets	581.9
Accounts Payable	1,370.9
Other Liabilities	540.5
Amount Due Related Party	3,000.0
Mortgages Payable	3,784.6

For the period since the acquisition (January 19-December 31, 2011), NeoStem recorded $9,685,400 in revenues and a net loss of approximately $3.7 million or $0.04 basic and diluted loss per share attributable to PCT.

Amorcyte and PCT Combined Pro Forma Financial Information
The following supplemental table presents unaudited consolidated pro forma financial information as if the closing of the acquisitions of Amorcyte and PCT had occurred on January 1, 2010 (in thousands, except per share amounts):

	Year Ended December 31,		Year Ended December 31,
	2011	2011	2010	2010
	(As Reported)	(Pro Forma)	(As Reported)	(Pro Forma)

Revenues	$10,050	$10,322	$181	$12,549
Cost of revenues	8,647	8,923	—	8,739
Gross profit	1,403	1,400	181	3,810
Research and development	7,721	7,964	6,008	6,205
Selling, general, and administrative	27,687	29,473	19,468	26,511
Goodwill impairment	—	—	558	558
Operating loss	(34,005)	(36,037)	(25,854)	(29,464)
Other income (expense), net	(562)	(548)	44	(363)
Net loss from continuing operations	(34,566)	(36,586)	(25,809)	(29,827)
(Loss) income from discontinued operations - net	(22,017)	(22,017)	6,412	6,412
Net loss	(56,583)	(58,602)	(19,397)	(23,415)
Less – net income attributable to noncontrolling interests	(9,448)	(9,448)	3,909	3,909
Preferred dividends	640	640	238	238
Net loss attributable to NeoStem, Inc. common shareholders	$(47,774)	$(49,794)	$(23,544)	$(27,561)
Basic and diluted loss per share	$(0.54)	$(0.53)	$(0.46)	$(0.40)
Weighted average common shares outstanding	88,599	93,793	51,632	68,076

The unaudited supplemental pro forma financial information should not be considered indicative of the results that would have occurred if the acquisitions of Amorcyte and PCT had been consummated on January 1, 2010, nor are they indicative of future results.

Athelos
Athelos Corporation (“Athelos”) is a subsidiary of PCT pursuing the development of T regulatory cells (TRegs) as a therapeutic to treat disorders of the immune system. Pursuant to a Stock Purchase and Assignment Agreement dated March 28, 2011, Athelos issued approximately 20% of its shares to Becton Dickinson and Company (“BD”) in exchange for the rights to certain intellectual property relating to TRegs that BD owned pursuant to a license agreement between the University of Pennsylvania (“Penn”) and BD dated September 28, 2005 (the “Penn License”), and a license agreement between ExCell Therapeutics, LLC and BD dated September 16, 2005, as amended August 31, 2007 (the “ExCell License”). Pursuant to a Stock Purchase and Assignment Agreement dated March 28, 2011, Athelos took assignment from BD of its rights and obligations under the Penn License and the ExCell License, including, among other things, obligations to pay royalties on net sales of licensed products, maintenance fees and milestones on initiation of clinical trial stages, license application filings and regulatory approvals. As expressly anticipated by the parties, Athelos replaced the assignment of the Penn License with two new direct licenses: The Amended and Restated Patent License Agreement between Penn and Athelos dated September 12, 2011, and the Patent License Agreement between Penn, Athelos and the University of Minnesota dated September 12, 2011. Pursuant to the Stockholders’ Agreement dated March 28, 2011, Athelos, PCT and BD have agreed, that, among other things, BD will have certain anti-dilution protection for the first $5 million of new investment in Athelos and certain board of directors’ observer rights. BD has assigned to Athelos, and Athelos assumed, all rights, title, interest and obligations of BD under a consulting agreement dated as of September 16, 2005 between David Horwitz, M.D. and BD, to be paid retroactively beginning as of January 1, 2011, for services rendered in advancing the Athelos TReg research and development platform. PCT had preliminarily valued BD’s share of the contributed intellectual properties in the quarter ended March 31, 2011 at $927,000. The acquisition of contributed intellectual properties did not qualify as a business combination, did not reach technological feasibility, and did not have any future alternative use. As a result, the Company characterized this acquired intangible asset as in-process research and development as expense within research and development expense.
In the quarter ended September 30, 2011, PCT finalized its valuation of the intellectual properties received, and revised the fair value to $1,150,000, which is recorded as expense within research and development expense for the year ended December 31, 2011.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and Other Intangible Assets
As part of the Company’s annual impairment review as of December 31, 2010, a $0.6 million goodwill impairment charge was recorded due to lower than expected revenue and operating income growth of its adult stem cell banking area. The Company estimated the fair value utilizing a discounted cash flow model.

The changes in the carrying amount of goodwill during 2011 and 2010 were as follows (in thousands):

Total
Balance as of December 31, 2009	$558.2
Impairment	(558.2)
Balance as of December 31, 2010	—
Acquisitions*	11,117.8
Balance as of December 31, 2011	$11,117.8

* Approximately $7.0 million associated with the PCT Merger, and $4.1 million associated with Amorcyte merger

As of December 31, 2011 and 2010, the Company’s intangible assets and related accumulated amortization consisted of the following (in thousands):

		12/31/2011			12/31/2010
	Useful Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Customer list	10 Years	1,000.0	(95.1)	904.9	—	—	—
Manufacturing technology	10 Years	3,900.0	(370.9)	3,529.1	—	—	—
Tradename	10 Years	800.0	(76.2)	723.8	—	—	—
In process R&D	Indefinite	9,400.0	—	9,400.0	—	—	—
VSEL patent rights	19 Years	669.0	(140.8)	528.2	669.0	(105.6)	563.4
Total Intangible Assets		15,769.0	(683.0)	15,086.0	669.0	(105.6)	563.4

In connection with the acquisition of PCT, the following intangible assets were acquired (in thousands):

Customer list	$1,000.0
Manufacturing technology	3,900.0
Tradename	800.0
Intangible Assets, PCT Acquisition	$5,700.0

In connection with the acquisition of Amorcyte, an In Process R&D intangible asset of $9,400,000 was recorded.

Total intangible amortization expense was classified in the operating expense categories for the periods included below as follows (in thousands):

	Years Ended December 31,
	2011	2010
Cost of revenue	$370.9	$—
Research and development	35.2	35.2
Selling, general and administrative	171.2	—
Total	$577.3	$35.2

Estimated intangible amortization expense on an annual basis for the succeeding five years is as follows (in thousands):

2012	$605.2
2013	605.2
2014	605.2
2015	605.2
2016	605.2
Thereafter	12,060.0
$15,086.0

Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Accrued Liabilities
Accrued Liabilities
Accrued liabilities were as follows (in thousands):

	December 31, 2011	December 31, 2010
Other taxes	$70.4	$—
Salaries, employee benefits and related taxes	365.7	85.4
Other	654.1	635.0
	$1,090.2	$720.4

Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt Disclosure [Text Block]
Debt

Notes Payable
The Company has financed certain insurance policies and has notes payable at December 31, 2011 and 2010 of approximately $148,100 and $116,895, respectively, related to these policies. These notes require monthly payments and mature in less than one year.

Mortgages Payable
On October 31, 2007, PCT issued a note to borrow $3,120,000 (the “Note”) in connection with its $3,818,500 purchase of condominium units in an existing building in Allendale, New Jersey (the “Property”) that PCT uses as a laboratory and stem cell processing facility. The Note is payable in 239 consecutive monthly payments of principal and interest, based on a 20 year amortization schedule; and one final payment of all outstanding principal plus accrued interest then due. The current monthly installment is $20,766, which includes interest at an initial rate of 5.00%; the interest rate and monthly installments payments are subject to adjustment on October 1, 2017. On that date, upon prior written notice, the lender has the option to declare the entire outstanding principal balance, together with all outstanding interest, due and payable in full. The Note is secured by substantially all of the assets of PCT, including a first mortgage on the Property and assignment of an amount approximately equal to eighteen months debt service held in escrow. The Note matures on October 1, 2027 if not called by the lender on October 1, 2017. The note is subject to certain debt service coverage and total debt to tangible net worth financial covenant ratios measured semi-annually. PCT was not in compliance with such covenants at the measurement date of December 31, 2011, and obtained a covenant waiver letter from the lender for all periods through December 31, 2011. The outstanding balance was approximately $2,708,300 at December 31, 2011 of which $114,200 is payable within twelve months. On December 6, 2010 PCT Allendale, a wholly-owned subsidiary of PCT, entered into a note for a second mortgage in the amount of $1 million on the Allendale Property with TD Bank, N.A. This loan is guaranteed by PCT, DomaniCell (a wholly-owned subsidiary of PCT, now known as NeoStem Family Storage, LLC), Northern New Jersey Cancer Associates (“NNJCA”) and certain partners of NNJCA and is subject to a financial covenant starting December 31, 2011. PCT was not in compliance with such covenants at the measurement date of December 31, 2011, and obtained a covenant waiver letter from the lender for all periods through December 31, 2011. The loan is for 124 months at a fixed rate of 6% for the first 64 months. The loan is callable for a certain period prior to the interest reset date. The initial four months was interest only. The outstanding balance as of December 31, 2011 is $926,800 of which $76,000 is payable within twelve months. Both mortgages are classified as current liabilities as of December 31, 2011.

Preferred Stock	12 Months Ended
Dec. 31, 2011
Preferred Stock [Abstract]
Preferred Stock [Text Block]
Preferred Stock
Convertible Redeemable Series E 7% Preferred Stock
On November 19, 2010, the Company sold 10,582,011 Preferred Offering Units consisting of (i) one share (“Preferred Share”) of Series E 7% Senior Convertible Preferred Stock, par value $0.01 per share, of the Company, (ii) a warrant to purchase 0.25 of a share of Common Stock (consisting of at issuance an aggregate of 1,322,486 warrants, adjusted to an aggregate of 1,452,925 as of December 31, 2011); and (iii) 0.0155 of a share of Common Stock (an aggregate of 164,418 shares). Each Preferred Offering Unit was priced at $0.945 and total gross and net proceeds received by the Company were $10.0 million and $8.9 million, respectively.

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of the Preferred Shares are entitled to receive, out of the assets of the Company available for distribution to shareholders, prior and in preference to any distribution of any assets of the Company to the holders of any other class or series of equity securities, the amount of $1.00 per share plus all accrued but unpaid dividends.

Dividends on the Preferred Shares accrue at a rate of 7.00% per annum and are payable monthly in arrears. The Company is required to redeem 1/27 of the Preferred Shares monthly.

Monthly dividend and principal payments began on March 21, 2011 and continue on the 19th of each month thereafter with the final payment due on May 20, 2013. Payments can be made in cash or, upon notification to the holders, in shares of Company common stock, provided certain conditions are satisfied or holders of Preferred Shares agree to waive the conditions for that payment period. If the conditions are not satisfied, the Company must make payments in cash. Payments which are made in stock will be made in shares which are freely tradable. The price of the shares will be calculated based on 92% of the average of the lowest 5 days’ volume weighted average prices of the 20 trading days prior to the payment date, and the shares are delivered in tranches beginning in advance of the applicable payment date. As of December 31, 2011, the Company had issued 5,157,732 shares of Company common stock in payment of monthly dividends and principal, including required advanced payments.

The Company may pre-pay the outstanding balance of the Preferred Shares in full or in part (in increments of no less than $1.0 million) at 115% of the then outstanding balance, reducing to 110% after November 19, 2011, with notice of not less than thirty days and adequate opportunity to convert. If the Company chooses to pre-pay, the outstanding balance must be paid in cash and the premium may be paid in cash or shares of Company common stock.

Upon issuance, the Preferred Shares were convertible at an initial conversion price of $2.0004. The conversion price is subject to certain weighted average adjustments upon the occurrence of specific events, including stock dividends, stock splits, combinations and reclassifications of the Company’s common stock and if (with certain exceptions) the Company issues or sells any additional shares of common stock or common stock equivalents at a price per share less than the conversion price then in effect, or without consideration. As of December 31, 2011, the conversion price had been adjusted to $1.67.

An aggregate of $2.5 million of the proceeds from the Preferred Offering was placed in escrow for a maximum of 2.5 years as security for the Company’s obligations relative to the Preferred Shares, and is included in other assets.

The characteristics of the Series E Preferred Stock: cumulative dividends, mandatory redemption, no voting rights, and callable by the Company, require that this instrument be treated as mezzanine equity. The Company bifurcated the fair value of the embedded conversion options and redemption options from the preferred stock since the conversion options and certain redemption options were determined to not be clearly and closely related to the Series E Preferred Stock. The Company recorded the fair value of the embedded conversion and redemption options as long-term derivative liabilities as the conversion price is not fixed and the forced redemption option contains substantial premiums over the stated dividend rate for the preferred stock. The Company also recorded the fair value of the warrants as a long-term derivative liability as the number of warrant shares and exercise price of the warrants is not fixed. The Series E Preferred Stock was discounted by the fair value of the derivatives liabilities. The fair value of the preferred stock (net of issuance costs and discounts), the embedded derivatives, and warrant derivative were approximately $4.8 million, $392,000 and $83,000, respectively, as of December 31, 2011. The Company will report changes in the fair value of the embedded derivatives and warrant derivative in earnings within other income (expense), net. The discount and issuance costs on the preferred stock will be amortized through May 20, 2013 using the effective interest method and will be reflected within interest expense. For the twelve months ended December 31, 2011, the Company recorded a decrease in the fair value of the embedded derivatives of approximately $1.9 million and a decrease in the warrant derivative of approximately $193,000.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders’ Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Shareholders’ Equity
Common Stock:
The authorized common stock of the Company is 500 million shares, par value $0.001 per share.

The Company raised an aggregate of approximately $6.3 million in a series of private placements consummated from March 2011 to July 2011 pursuant to which 18 persons and entities acquired an aggregate of 4,938,125 shares of Common Stock (purchase price of $1.28 per share). The investors included Steven. S. Myers (one of the Company’s directors) (who purchased 390,625 shares) and Dr. Andrew L. Pecora (the Chief Medical Officer of the Company’s subsidiary PCT, who is now the Chief Medical Officer and a director of NeoStem, and the Chief Scientific Officer of Amorcyte) (who purchased 78,125 shares).

On July 22, 2011, the Company completed an underwritten offering of 13,750,000 units at a purchase price of $1.20 per unit, with each unit consisting of one share of Common Stock and a five year warrant to purchase 0.75 of a share of Common Stock at an exercise price of $1.45 per share (the “Offering”). The Company sold securities in the Offering under the Company’s previously filed shelf registration statement on Form S-3 (333-173855), which was declared effective by the Securities and Exchange Commission on June 13, 2011. Lazard Capital Markets LLC (“Lazard”) and JMP Securities LLC (“JMP”) acted as representatives of the underwriters named in an Underwriting Agreement, dated as of July 19, 2011, by and among the Company, Lazard, JMP and such underwriters. The Company received gross proceeds of $16.5 million, prior to deducting underwriting discounts and offering expenses payable by the Company, for net proceeds of approximately $14.8 million.

On September 28, 2011, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with Aspire Capital Fund, LLC, an Illinois limited liability company (“Aspire Capital”), which provides that, subject to certain terms and conditions, Aspire Capital is committed to purchase up to an aggregate of $20.0 million worth of shares of the Company’s common stock over the 24-month term of the Purchase Agreement. At the Company’s discretion, it may present Aspire Capital with purchase notices under the Purchase Agreement from time to time, to purchase the Company’s Common Stock, provided certain price and other requirements are met. The purchase price for the shares of stock will be based upon one of two formulas set forth in the Purchase Agreement depending on the type of purchase notice we submit to Aspire Capital from time to time, and will be based on market prices of the Company’s common stock (in the case of regular purchases) or a discount of 5% applied to volume weighted average prices (in the case of VWAP purchases), in each case as determined by parameters defined in the agreement. The Company and Aspire Capital shall not effect any sales under the Purchase Agreement on any date where the closing sales price is less than 75% of the closing sales price on the business day immediately preceding the date of the Purchase Agreement. The Company’s net proceeds will depend on the purchase price and the frequency of the Company’s sales of shares to Aspire Capital; provided, however, that the maximum aggregate proceeds from sales of shares is $20.0 million. As of December 31, 2011, the maximum number of shares that may be sold may not exceed 18,747,906 shares unless shareholder approval is obtained. On February 17, 2012, the maximum number of shares that may be sold had been reduced to 15,282,502 pursuant to rules of the NYSE Amex. The Company’s delivery of purchase notices will be made subject to market conditions, in light of the Company’s capital needs from time to time and under the limitations contained in the Purchase Agreement. As consideration for entering into the Purchase Agreement, effective September 30, 2011, we issued 990,099 shares of our Common Stock to Aspire Capital (the “Commitment Shares”). The issuance of shares of common stock to Aspire Capital pursuant to the Purchase Agreement, including the Commitment Shares, and the sale of those shares from time to time by Aspire Capital to the public, are covered by an effective shelf registration statement on Form S-3.

On February 18, 2010, the Company completed a public offering of its common stock, selling 5,750,000 shares priced at $1.35 per share. The Company received approximately $6.8 million in net proceeds from the offering, after underwriting discounts, commissions and expenses, of approximately $941,000.

Effective March 15, 2010, RimAsia exercised a warrant to purchase 1,000,000 shares of restricted Common Stock. This warrant was issued to RimAsia in a private placement completed by the Company in September 2008. The exercise price was $1.75 per share, resulting in proceeds to the Company of $1.75 million. In connection therewith, the Company modified certain terms of RimAsia’s Series D Warrant to purchase 4,000,000 shares of Common Stock.

On May 17, 2010, RimAsia, the holder of 8,177,512 shares of Series C Preferred Stock issued by the Company in connection with the Erye Merger, at its option, converted its 8,177,512 shares of Series C Preferred Stock into 9,086,124 shares of the Company’s common stock at a conversion rate of 0.90 shares of Series C Preferred Stock for 1.0 shares of the Company’s common stock.

On May 19, 2010, the Company entered into a Common Stock Purchase Agreement with Commerce Court Small Cap Value Fund, Ltd., which provided that, subject to certain terms and conditions, Commerce Court is committed to purchase up to$20.0 million worth of shares of the Company’s common stock over a term of approximately 24 months. The Purchase Agreement provided that at the Company’s discretion, it may present Commerce Court with draw down notices under this $20 million equity line of credit arrangement from time to time, to purchase the Company’s Common Stock, provided certain price requirements are met and limited to 2.5% of the Company’s market capitalization at the time of such draw down, which may be waived or modified. The per share purchase price for these shares will equal the daily volume weighted average price of the Company’s common stock on each date during the draw down period on which shares are purchased, less a discount of 5.0%. The Purchase Agreement also provided that the Company in its sole discretion may grant Commerce Court the right to exercise one or more options to purchase additional shares of Common Stock during each draw down period at a price which would be based on a discount calculated in the same manner as it is calculated in the draw down notice. The issuance of shares of common stock to Commerce Court pursuant to the Purchase Agreement, and the sale of those shares from time to time by Commerce Court to the public, were covered by an effective registration statement on Form S-3 filed with the SEC. On September 28, 2011, the Company gave notice to Commerce Court of termination of the Purchase Agreement.

On May 27, 2010, the Company presented Commerce Court with a Draw Down Notice. Pursuant to the Purchase Agreement, the shares were offered at a discount price to Commerce Court mutually agreed upon by the parties under the Purchase Agreement equal to 95.0% of the daily volume weighted average price of the common stock during the Pricing Period or a 5% discount. Pursuant to the Draw Down Notice, the Company also granted Commerce Court the right to exercise one or more options to purchase additional shares of common stock during the Pricing Period, based on the trading price of the common stock. The Company settled with Commerce Court on the purchase of 685,226 shares of common stock under the terms of the Draw Down Notice and the Purchase Agreement at an aggregate purchase price of $1,800,000, or approximately $2.63 per share, on June 7, 2010. The Company and Commerce Court agreed to waive the minimum threshold price of $3.00 per share set forth in the Purchase Agreement. The Company received net proceeds from the sale of these shares of approximately $1,744,000 after deducting its offering expenses.

On June 1, 2010, Fullbright Finance Limited exercised a warrant to purchase 400,000 shares of restricted Common Stock. This warrant was issued to Fullbright in a private placement of securities by the Company in November 2008. The exercise price was$1.75 per share, resulting in proceeds to the Company of $700,000.

On June 25, 2010, the Company entered into definitive securities purchase agreements with investors in a registered direct public offering, pursuant to which such investors agreed to purchase, and the Company agreed to sell, an aggregate of 2,325,582 Units, consisting of an aggregate of 2,325,582 shares of common stock and warrants to purchase an aggregate of 581,394 shares of common stock. The offering closed on June 30, 2010 with gross proceeds of $5.0 million. Each Unit was priced at $2.15 and consisted of one share of common stock and a warrant which will allow the investor to purchase 0.25 shares of common stock at a per share price of $2.75. The warrants may be called by the Company in the event that the common stock trades over $4.50 per share for 10 consecutive trading days. Subject to certain ownership limitations, the warrants will be exercisable on the date of the closing and will expire 2 years thereafter. The number of shares of common stock issuable upon exercise of the warrants and the exercise price of the warrants are adjustable in the event of stock dividends, splits, recapitalizations, reclassifications, combinations or exchanges of shares, reorganizations, liquidations, consolidation, acquisition of the Company (whether through merger or acquisition of substantially all the assets or stock of the Company) or similar events. The issuance of the securities in this offering was registered on a registration statement on Form S-3 filed with the SEC. Rodman & Renshaw LLC acted as the Company’s placement agent in this offering and received a total payment of $340,000in fees and expenses and Placement Agent Warrants to purchase up to 93,023 shares of the Company’s Common Stock at an exercise price of $2.6875 per share expiring May 10, 2015. The Placement Agent Warrants are not covered by the Form S-3. The net proceeds to the Company from such offering, after deducting the Placement Agent’s fees and expenses, the Company’s offering expenses, and excluding the proceeds, if any, from the exercise of the warrants issued in the offering were approximately $4.5 million.

On July 27, 2010, consistent with the Company’s previously disclosed intention to provide support for The Stem for Life Foundation, a Pennsylvania nonprofit corporation classified as a tax-exempt organization under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the “Code”) and as a public charity under Section 509(a)(1) and 170(b)(1)(A)(vi) of the Code (the “Foundation”), whose mission is to promote public awareness, fund research and development and subsidize stem cell collection and storage programs, the Company issued to the Foundation 150,000 shares of restricted common stock with a fair value of $298,500. The issuance of such securities was subject to the approval of the Board of Directors, Audit Committee and the NYSE Amex. On July 2, 2010, the Company also contributed $75,000 in cash to the Foundation. The Company’s CEO and Chairman is President and a Trustee of the Foundation, its General Counsel is Secretary and a Trustee of the Foundation and its Chief Financial Officer is Treasurer of the Foundation.

On September 30, 2010, a warrant holder exercised a warrant to purchase 600,000 shares of Common Stock. The exercise price was $.78 per share, resulting in proceeds to the Company of $468,000.

On November 16, 2010, the Company entered into an Underwriting Agreement with Cowen and Company, LLC, relating to a public offering by the Company of 6,337,980 units, consisting of one share of the Company’s common stock, and a warrant to purchase 0.50 of a share of Common Stock. The public offering price for each Underwritten Unit was $1.45 and the net proceeds were $8.1 million. Each Underwritten Warrant will have an exercise price of $1.85 per share, will be exercisable six months after issuance and will expire five years from the date of issuance.

On December 7, 2010, the Company entered into a settlement agreement with a business partner involved in the development of the Company’s platform research organization in China, whereby the business partner relinquished rights to407,626shares of common stock. As a result of this settlement, the Company recorded other income of $656,300, which represented the fair market value of the shares on the day the shares were relinquished.

Warrants
The Company has issued common stock purchase warrants from time to time to investors in private placements and public offerings, and to certain vendors, underwriters, placement agents and consultants of the Company. A total of 37,389,825 shares of common stock are reserved for issuance upon exercise of outstanding warrants as of December 31, 2011 at prices ranging from $0.56 to $7.00 and expiring through October 2018.

During the years ended December 31, 2011 and 2010, the Company issued warrants for services as follows ($ in thousands, except share data):

	Years Ended December 31,
	2011	2010
Number of Common Stock Purchase Warrants Issued	670,000	627,000
Value of Common Stock Purchase Warrants Issued	$495.1	$772.2

The weighted average estimated fair value of warrants issued for services in the years ended December 31, 2011 and 2010 was $0.74 and $1.23, respectively. The fair value of warrants at the date of grant was estimated using the Black-Scholes option pricing model. The expected volatility is based upon historical volatility of the Company’s stock. The expected term is based upon the contractual term of the warrants.

The range of assumptions made in calculating the fair values of warrants issued for services was as follows:

	Years Ended December 31,
	2011	2010
Expected term - minimum (in years)	3	3
Expected term - maximum (in years)	5	5
Expected volatility - minimum	80%	86%
Expected volatility - maximum	86%	124%
Expected dividend yield	—	—
Risk-free interest rate - minimum	0.78%	0.64%
Risk-free interest rate - maximum	2.19%	2.65%

Activity related to warrants outstanding for the years ended December 31, 2011 and 2010 was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance at December 31, 2009	19,838,802	3.00
Granted	5,792,896	1.99
Exercised	(2,025,000)	1.46
Expired	(1,613,191)	6.54
Canceled	(150,000)	2.78
Balance at December 31, 2010	21,843,507	2.62
Granted	15,993,947	2.09
Exercised	—	—
Expired	(447,629)	6.18
Canceled	—	—
Balance at December 31, 2011	37,389,825	2.35	3.87	$—

At December 31, 2011, the outstanding warrants by range of exercise prices were as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.56 – $1.45	11,263,500	4.5	$1.42	10,805,500	4.5	$1.44
$1.46 – $2.10	7,933,635	4.0	1.75	7,933,635	4.0	1.75
$2.11 – $2.53	13,032,512	3.3	2.50	13,032,512	3.3	2.50
$2.54 – $5.99	2,929,928	4.5	3.73	2,929,928	4.5	3.73
$6.00 – $7.00	2,230,250	3.4	6.51	1,230,250	1.2	6.11
	37,389,825	3.9	$2.35	35,931,825	3.8	$2.24

The Company’s results include share-based compensation expense of approximately $282,200 and $474,900 for the years ended December 31, 2011 and 2010, respectively. The total fair value of shares vested for warrants issued for services during the years ended December 31, 2011 and 2010, was approximately $269,100 and $450,800, respectively. As of December 31, 2011, there was approximately $91,500 of total unrecognized service cost related to unvested warrants of which approximately $73,900 is related to warrants that vest over a weighted average life of 1.04years. The remaining balance of unrecognized service cost of $17,600 is related to warrants that vest based on the accomplishment of business milestones as to which expense begins to be recognized when such milestones become probable of being achieved.

Options
The Company’s 2003 Equity Participation Plan (the “2003 Equity Plan”) permits the grant of share options and shares to its employees, directors, consultants and advisors for up to 2,500,000 shares of Common Stock as stock-based compensation. The 2009 Equity Compensation Plan (the “2009 Equity Plan”) makes up to 23,750,000 shares of Common Stock of the Company (as of December 31, 2011) available for issuance to employees, consultants, advisors and directors of the Company and its subsidiaries pursuant to incentive or non-statutory stock options, restricted and unrestricted stock awards and stock appreciation rights.

All stock options under the 2003 Equity Plan and the 2009 Equity Plan are granted at the fair market value of the Common Stock at the grant date. Stock options vest either on the date of grant, ratably over a period determined at time of grant, or upon the accomplishment of specified business milestones, and generally expire 3, 5 or 10 years from the grant date depending on the status of the recipient as a consultant, advisor, employee or director of the Company.

The 2009 Equity Plan was originally adopted by the shareholders of the Company on May 8, 2009. On October 29, 2009, the shareholders of the Company approved an amendment to the 2009 Equity Plan to increase the number of shares of common stock available for issuance thereunder from 3,800,000 to 9,750,000. At the 2010 Annual Meeting of Shareholders of the Company held on June 2, 2010, the shareholders approved an amendment to increase this number to 13,750,000. At a Special Meeting of Shareholders of the Company held on January 18, 2011, the shareholders approved an amendment to increase this number to 17,750,000. At the 2011 Annual Meeting of Shareholders of the Company held on October 14, 2011, the shareholders approved an amendment to increase this number to 23,750,000.

The 2003 Equity Plan and the 2009 Equity Plan are sometimes collectively referred to as the Company’s “U.S. Equity Plan.” The Company’s 2009 Non-U.S. Based Equity Compensation Plan (“Non-U.S. Plan”) makes up to 5,700,000 shares of Common Stock of the Company available for issuance. Persons eligible to receive restricted and unrestricted stock awards, options, stock appreciation rights or other awards under the Non-U.S. Plan are those service providers to the Company and its subsidiaries and affiliates providing services outside of the United States, including employees and consultants of the Company and its subsidiaries and affiliates, who, in the opinion of the Compensation Committee, are in a position to contribute to the Company’s success. Options vest either on the date of grant, ratably over a period determined at time of grant, or upon the accomplishment of specified business milestones, and generally expire 3, 5 or 10 years from the grant date depending on the status of the recipient as a consultant, advisor, employee or director of the Company.

The Non-U.S. Plan was originally adopted by the shareholders of the Company on October 29, 2009. At the 2010 Annual Meeting of Shareholders of the Company held on June 2, 2010, the shareholders approved an amendment to increase the number of shares of common stock authorized for issuance thereunder from 4,700,000 to 8,700,000. Effective October 14, 2011, concurrent with shareholder approval to increase the number of shares of common stock authorized for issuance under the 2009 Equity Plan by 6,000,000, the Company’s Board of Directors authorized a decrease in the shares available for issuance under the Non-U.S. Plan from 8,700,000 to 5,700,000.

The Company’s results include share-based compensation expense of approximately $6,923,000 and $6,324,500 for the years ended December 31, 2011 and 2010, respectively. Options vesting on the accomplishment of business milestones will not be recognized for compensation purposes until such milestones are deemed probable of accomplishment. At December 31, 2011 there were options to purchase 605,000 shares outstanding that will vest upon the accomplishment of business milestones and will be accounted for as an operating expense when such business milestones are deemed probable of accomplishment.

On April 4, 2011, the Company entered into an amendment of its May 26, 2006 employment agreement with Dr. Robin L. Smith, pursuant to which, as previously amended (the “Agreement”), Dr. Smith serves as Chairman of the Board and Chief Executive Officer of the Company. Pursuant to the amendment, among other things, Dr. Smith was granted an option to purchase 1,500,000 shares of Common Stock at a per share exercise price equal to the closing price of the Common Stock on the date of the amendment, vesting as to500,000 and 500,000 shares on each of the date of grant, December 31, 2011 and December 31, 2012, all other unvested options held by Dr. Smith were immediately vested, and any vested options previously or hereafter granted to Dr. Smith during the remainder of the term shall remain exercisable following termination of employment for the full option term until the expiration date. Pursuant to the modification on April 4, 2011 of Dr. Smith’s stock options, the Company recognized $722,900 of incremental compensation cost during the twelve months ended December 31, 2011.

The weighted average estimated fair value of stock options granted in the years ended December 31, 2011 and 2010 was $1.06 and $1.59, respectively. The fair value of options at the date of grant was estimated using the Black-Scholes option pricing model. The expected volatility is based upon historical volatility of the Company’s stock. The expected term is based upon observation of actual time elapsed between date of grant and exercise of options for all employees.

The range of assumptions made in calculating the fair values of options was as follows:

	Years Ended December 31,
	2011	2010
Expected term - minimum (in years)	3	2
Expected term - maximum (in years)	10	10
Expected volatility - minimum	79%	86%
Expected volatility - maximum	85%	122%
Expected dividend yield	—	—
Risk-free interest rate - minimum	0.4%	0.34%
Risk-free interest rate - maximum	3.45%	3.8%

Activity related to stock options outstanding under the U.S. Equity Plan was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance at December 31, 2009	8,340,574	1.87
Granted	1,955,000	1.85
Exercised	(90,000)	1.56
Expired	—	—
Canceled	(273,360)	1.86
Balance at December 31, 2010	9,932,214	1.87
Granted	8,047,600	1.48
Exercised	(5,000)	1.42
Expired	(850,523)	1.92
Canceled	(2,080,786)	1.71
Balance at December 31, 2011	15,043,505	$1.68	7.3	$—

At December 31, 2011, the outstanding options under the U.S. Equity Plan by range of exercise prices were as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.52 – $0.71	1,123,000	7.7	0.67	170,002	7.2	$0.69
$0.72 – $1.50	2,879,700	8.6	1.46	422,500	6.1	1.36
$1.51 – $1.80	6,629,000	7.9	1.71	4,826,252	7.8	1.71
$1.81 – $2.00	2,874,255	4.6	1.91	2,705,994	4.6	1.91
$2.01 – $15.00	1,537,550	7.0	2.29	1,430,883	6.9	2.30
	15,043,505	7.3	$1.68	9,555,631	6.7	$1.82

Activity related to stock options outstanding under the Non-U.S. Plan was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at December 31, 2009	1,650,000	2.04
Granted	2,000,000	2.01
Exercised	—	—
Expired	—	—
Canceled	(550,000)	2.04
Balance at December 31, 2010	3,100,000	2.02
Granted	650,000	1.74
Exercised	—	—
Expired	(366,666)	2.04
Canceled	(1,283,334)	2.00
Balance at December 31, 2011	2,100,000	$1.95	8.22	$—

At December 31, 2011, the outstanding options under the Non-U.S. Plan by range of exercise prices were as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$1.42 – $1.70	700,000	8.7	$1.62	200,000	8.7	$1.65
$1.71 – $2.08	350,000	7.3	1.74	175,000	7.3	1.74
$2.09 – $2.22	650,000	8.1	2.16	250,000	8.2	2.16
$2.23 – $2.36	400,000	8.5	2.36	300,000	8.5	2.36
	2,100,000	8.2	$1.95	925,000	8.2	$2.04

The total fair value of shares vested during the years ended December 31, 2011 and 2010 was approximately $6,194,100 and $6,191,800, respectively.

As of December 31, 2011, there was approximately $4,034,900 of total unrecognized compensation costs related to unvested stock option awards of which approximately $3,995,600 is related to stock options that vest over a weighted average life of 1.82 years. The remaining balance of unrecognized compensation costs of $39,300 is related to stock options that vest based on the accomplishment of business milestones which expense begins to be recognized when such milestones become probable of being achieved.

Restricted Stock
During the years ended December 31, 2011 and 2010, the Company issued restricted stock for services as follows ($ in thousands, except share data):

	Years Ended December 31,
	2011	2010
Number of Restricted Stock Issued	3,467,451	338,599
Value of Restricted Stock Issued	$3,580.6	$569.5

The weighted average estimated fair value of restricted stock issued for services in the years ended December 31, 2011 and 2010 was $1.03and $1.68, respectively. The fair value of the restricted stock was determined using the Company’s closing stock price on the date of issuance. The vesting terms of restricted stock issuances are generally within one year. The Company’s results include share-based compensation expense of approximately $2,791,100 and $567,700, for the years ended December 31, 2011 and 2010, respectively. As of December 31, 2011, there was approximately $339,400 of unrecognized service cost related to unvested restricted stock.

Share Remaining Under Equity Plans

The number of remaining shares authorized to be issued under the various equity plans are as follows:

	U.S. Equity Plan	Non-U.S. Plan
Shares Authorized for Issuance under 2003 Equity Plan	2,500,000	—
Shares Authorized for Issuance under 2009 Equity Plan	23,750,000	—
Shares Authorized for Issuance under Non-U.S. Plan	—	5,700,000
Total Share Authorized for Issuance	26,250,000	5,700,000
Outstanding Options – U.S. Equity Plan	(15,043,505)
Exercised Options	(97,500)	—
Outstanding Options – Non-U.S. Plan		(2,100,000)
Restricted stock or equity grants issued under Equity Plans	(3,398,573)	(885,000)
Total common shares remaining to be issued under the Equity Plans	7,710,422	2,715,000

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes

The provision for income taxes is determined by applying the U.S. Federal statutory rate of 34% to income before income taxes as a result of the following:

	Years Ended December 31,
	2011	2010
U.S. Federal benefit at statutory rate	(12,005.5)	$(8,800.3)
State and local benefit net of U.S. federal tax	(2,177.0)	(2,509.4)
Permanent non deductible expenses for U.S. taxes	5,907.3	1,838.1
Reduction in deferred tax assets primarily related to deductibility of certain share-based compensation	(72.4)	2,938.6
True-up of prior year net operating loss	1,367.3	(413.6)
Foreign earnings not permanently reinvested	1,810.3	—
Effect of change in deferred tax rate	2,852.1	—
Writedown of net operating losses due to Section 382 limitations	—	1,932.6
Valuation allowance for deferred tax assets	2,317.9	5,014.0
Tax provision	$—	$—

Deferred income taxes at December 31, 2011 and 2010 consist of the following:

	December 31,
	2011	2010
Deferred Tax Assets:
Accumulated net operating losses (tax effected)	$17,816.7	$17,236.0
Deferred revenue	212.9	149.0
Contingent accounts payable	13.8	26.0
Share-based compensation	3,917.4	2,393.0
Charitable contributions	408.2	176.0
Bad debt provision	107.3	17.0
Goodwill	—	164.0
Other	48.5	—
Deferred tax assets prior to tax credit carryovers	22,524.8	20,161.0

Deferred Tax Liabilities:
Accumulated depreciation	(155.1)	(80.0)
Intangible and indefinite lived assets	(3,303.0)	—
Foreign earnings not permanently reinvested	(2,138.5)	—
Deferred tax liabilities	(5,596.6)	(80.0)
	16,928.2	20,081.0
Valuation reserve	(20,702.9)	(20,081.0)
Net deferred tax liability	$(3,774.7)	$—

The Tax Reform Act of 1986 enacted a complex set of rules limiting the utilization of net operating loss carryforwards (“NOL”) to offset future taxable income following a corporate ownership change. The Company’s ability to utilize its NOL carryforwards is limited following a change in ownership in excess of fifty percentage points during any three-year period.

Since the year 2000, the Company has had several changes in ownership which has resulted in a limitation on the Company’s ability to apply net operating losses to future taxable income. As of December 31, 2011 the Company has lost $25,994,800 or $8,838,200 in tax benefits, of net operating losses applicable to Federal income taxes which expired due to these limitations and expiration of net operating loss carryforwards. At December 31, 2011, the Company had net operating loss carryforwards of approximately $47,427,300 applicable to future Federal income taxes. The tax loss carryforwards are subject to annual limitations and expire at various dates through 2030. The Company has recorded a full valuation allowance against its net deferred tax asset because it is more likely than not that such deferred tax assets will be not realized.

The Company has provided deferred income taxes for the estimated U.S. federal and foreign income tax effects of earnings of subsidiaries expected to be distributed to the Company. Deferred income taxes have been provided on approximately $5,324,300 of undistributed earnings of certain foreign subsidiaries as such amounts are not considered to be permanently reinvested.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued Operations

Regenerative Medicine - China Segment
In 2009, the Company began its Regenerative Medicine-China business in the People's Republic of China (China” or PRC”) through its subsidiary, a wholly foreign owned entity (WFOE”) and entered into contractual arrangements with certain variable interest entities (VIEs”). Foreign companies have commonly used VIE structures to operate in the PRC, and while such structures are not uncommon, recently they have drawn greater scrutiny from the local Chinese business community in the PRC who have urged the PRC State Council to more tightly regulate these structures. In addition, in December 2011, China's Ministry of Health announced its intention to more tightly regulate stem cell clinical trials and stem cell therapeutic treatments in the PRC, which has created uncertainty regarding the ultimate regulatory environment in the PRC. Accordingly, the Company took steps to restrict, and ultimately eliminated, its regenerative medicine business in the PRC. In the first quarter of 2012, the Company concluded that as a result of these steps, the operations in its Regenerative Medicine-China business were discontinued. The Company has determined that any liability arising from the activities of the WFOE and the VIEs will likely be limited to the net assets currently held by each entity.

The operations and cash flows of the Regenerative Medicine - China business will be eliminated from ongoing operations as a result of our exit decision. The Company expects to have no continuing involvement in this business going forward. The operating results of the Regenerative Medicine - China business for the years ended December 31, 2011 and 2010, which are included in discontinued operations, were as follows (in thousands):

	Year Ended December 31,
	2011	2010

Revenue	$274.3	$55.9
Cost of revenues	(140.6)	(36.0)
Research and development	(378.3)	(112.4)
Selling, general, and administrative	(3,089.9)	(1,408.2)
Other income (expense)	(9.7)	(63.8)
Loss from discontinued operations	$(3,344.2)	$(1,564.5)

The summary of the assets and liabilities related to discontinued operations as of December 31, 2011 and 2010, respectively, were as follows (in thousands):

	December 31,
	2011	2010

Cash and cash equivalents	$103.3	$2,308.4
Accounts receivable, net	—	26.2
Prepaid expenses and other current assets	284.4	214.5
Property, plant and equipment, net	1,256.8	2,331.6
Other Assets	149.0	69.1
	$1,793.5	$4,949.8

Accounts payable	$177.8	$53.5
Accrued liabilities	31.0	29.3
	$208.8	$82.8

Pharmaceutical Manufacturing - China Segment
On June 18, 2012, the Company announced that it had entered into a definitive agreement to sell its 51% interest in Erye for  approximately $12.3 million in cash and the return to the Company of (i) 1,040,000 shares of the Company's Common Stock and (ii) the cancellation of 1,170,000 options and 640,000 Common Stock warrants.  The closing of the transaction is subject to the satisfaction of certain conditions.  Closing of the transaction is expected to occur by the fourth quarter of 2012.
The operations and cash flows of the Pharmaceutical Manufacturing - China business will be eliminated from ongoing operations with the sale of the Company's 51% interest in Erye. The operating results of the Pharmaceutical Manufacturing - China business for the years ended December 31, 2011 and 2010, which are included in discontinued operations, were as follows (in thousands):

	Year Ended December 31,
	2011	2010

Revenue	$63,393.6	$69,584.3
Cost of revenues	(47,186.8)	(49,639.4)
Research and development	(2,904.1)	(1,564.0)
Selling, general, and administrative	(11,068.2)	(9,905.0)
Goodwill impairment	(19,432.7)	—
Other income (expense)	(1,081.4)	51.9
Provision for income taxes	(392.8)	(550.9)
(Loss) income from discontinued operations	$(18,672.4)	$7,976.9

The summary of the assets and liabilities related to discontinued operations as of December 31, 2011 and 2010, respectively, were as follows (in thousands):

	December 31,
	2011	2010

Cash and cash equivalents	$8,707.0	$4,834.9
Restricted cash	—	3,381.4
Accounts receivable, net	5,525.7	5,817.1
Inventory	16,505.7	21,023.4
Deferred income taxes	463.7	—
Prepaid expenses and other current assets	777.5	457.2
Property, plant and equipment, net	36,490.4	34,231.2
Land use rights, net	4,872.4	4,807.8
Goodwill	8,495.7	27,002.0
Intangible assets, net	21,846.4	23,903.2
Other Assets	2,459.9	—
	$106,144.4	$125,458.2

Accounts payable	$7,950.3	$13,637.8
Accrued liabilities	1,705.8	2,067.8
Bank loans	15,712.0	3,034.0
Notes payable	—	9,451.5
Income tax payable	621.6	1,242.9
Deferred income taxes	6,177.4	6,191.6
Unearned revenue	1,315.4	1,648.9
Amount due from related parties	20,862.7	8,301.4
	$54,345.2	$45,575.9

Pharmaceutical Manufacturing - China Segment Related Party Transactions

At December 31, 2011 and 2010, Erye owed EET, the 49% shareholder of Erye, $20,862,700 and $8,301,400, respectively, which represents dividends paid and loaned back to Erye. At December 31, 2011 and 2010 the interest rate on this loan was 6.56% and 5.31%, respectively. In June 2011 Erye paid EET approximately $875,100 consisting of the net of the following: $1,115,000 of unpaid accrued interest at June 30, 2011, approximately $408,700 repayment of a non interest bearing loan due in 2011 and recovery of cash advances to EET of approximately $648,600. In December 2011 Erye paid EET approximately $125,100 of unpaid accrued interest with bank draft due in June 2012. In February 2010, Erye made an interest payment of approximately $198,500 to EET.

Pursuant to the terms and conditions of the October 2009 Erye Joint Venture Agreement, dividend distributions to EET and the Company’s subsidiary will be made in proportion to their respective ownership interests in Erye; provided, however, that for the three-year period commencing on the first day of the first fiscal quarter after the Joint Venture Agreement became effective distributions are made as follows: for undistributed profits generated subsequent to the acquisition date: (i) the 49% of undistributed profits (after tax) of the joint venture due EET will be distributed to EET and lent back to Erye to help finance costs in connection with its construction of and relocation to a new facility (to be repaid gradually after construction is completed); and (ii) of the net profit (after tax) of the joint venture due the Company, 45% will be provided to Erye as part of the new facility construction fund and will be characterized as additional paid-in capital for the Company’s 51% interest in Erye, and 6% will be distributed to the Company. For undistributed profits generated prior to the acquisition date: (i) the 49% of undistributed profits (after tax) of the joint venture due EET will be distributed to EET and lent back to Erye to help finance costs in connection with its construction of and relocation to a new facility (to be repaid gradually after construction is completed); and (ii) of the net profit (after tax) of the joint venture due the Company, 51% will be provided to Erye as part of the new facility construction fund and will be characterized as additional paid-in capital for the Company’s 51% interest in Erye. It was contemplated by the Joint Venture Agreement that the construction would continue for three years. As such, 45% of the dividend we would be entitled to by reason of our 51% ownership would remain in Erye through 2012 to complete the construction while EET would loan back their dividend during the same period at a prevailing bank interest rate. Upon a liquidity event of Erye, as contemplated in the joint venture agreement, the Company will be entitled to the return of its dividend reinvestments to the extent of the proceeds generated by the liquidity event. Repayment of such loans from EET would occur gradually after the construction is completed. In January 2011, a dividend totaling approximately $13,671,100 based on earnings for Fiscal Year 2009 was declared and approximately $6,698,800 was distributed to EET and lent back to Erye and approximately $6,972,300 due the Company was reinvested and re-characterized as additional paid-in capital in the business. In April 2011, a dividend totaling $10,259,700 based on earnings for Fiscal Year 2010 was declared and approximately $5,027,300 was distributed to EET and lent back to Erye, and approximately $5,232,400 due the Company was reinvested and re-characterized as additional paid-in capital in the business. A 10% withholding tax was required on dividends payable to the Company. As a result, Erye withheld approximately $1,220,500 in taxes related to the Company’s Fiscal Year 2009 and 2010 dividend amounts, and such amount has been paid to the local Chinese tax authorities as of December 31, 2011.

Pharmaceutical Manufacturing - China Segment Contingencies

Chinese regulatory approvals — The Company has determined that it did not obtain all Chinese regulatory approvals (and associated registrations) required to reflect the legal title of its interest in Erye as being held by the proper entity within our group which is its current beneficial owner as that term is used under U.S. law. The Company believes it has now determined what governmental approvals (and associated registrations) will need to be issued by the Suzhou Municipal Bureau of Foreign Investment and Commerce and the Suzhou Administration for Industry and Commerce to remediate these deficiencies and the Company has had counsel in China prepare these filings. The Company’s management believes these regulatory deficiencies can be remediated and should not delay a possible divestiture of the Company’s interests in Erye that is currently under evaluation. However, the Company requires the cooperation of the officers of Erye, as to which no assurance can be given, and we could be compelled to seek to replace those officers or to commence legal action to obtain the required consents or otherwise move forward with requisite filings. In addition, even if the filings are made, no assurance can be given that any unremediated regulatory deficiencies would not have an adverse effect on the operating results and liquidity of Erye and the Company and will not impede or delay efforts to divest the Company’s interest in Erye. In addition, the remediation process is expected to trigger certain tax liabilities and penalties, however the ultimate liability will be based on future discussions with the relevant Chinese authorities. The Company cannot reasonably assess the exposure as of December 31, 2011.

Xiangbei Welman Pharmaceutical Co., Ltd. v Suzhou Erye Pharmaceutical Co., Ltd. and Hunan Weichu Pharmacy Co., Ltd. involves a patent infringement dispute with respect to a particular antibiotics complex manufactured by Erye (the “Product”).The Changsha Intermediate Court ruled in Welman’s favor at first and Erye appealed the judgment to the Hunan High Court. Meanwhile, the Supreme Court of PRC has recently rendered a final ruling that Welman is not entitled to the patent right disputed under the said case. On that basis, the Hunan High Court awarded on January 16, 2012 that Welman’s suit against Erye on that patent infringement is rejected. The initial judgment was rendered on May 13, 2010 in the amount of approximately 5 million RMB (approximately $778,500), which was fully accrued for at September 30, 2011 and reversed in the fourth quarter of 2011 based on these subsequent rulings.

In 2009, Welman brought a copyright infringement lawsuit against Erye claiming the package inserts with respect to the Product infringed upon their copyright. Erye was enjoined from copying and using the package inserts on the Product and selling the Product with the package inserts and Welman was awarded RMB 50,000. Erye has filed application for a retrial of the previous lawsuit brought by Welman to the Hunan High Court, and the said application has been accepted for filing by the court.

In July 2011, a new copyright infringement lawsuit was brought by Welman against Erye claiming that Erye was not complying with the earlier judgment enjoining them from copying and using the package inserts for the Product. The Changsha Intermediate Court was applied to for property preservation and it issued a civil decision to freeze Erye’s bank deposit of up to RMB 50 million (approximately US $7.9 million), or to seal up or detain Erye’s other properties of equal value. As of December 31, 2011, approximately 15,656,000 RMB (approximately $2,460,000) of cash had been frozen in six Erye bank accounts, and is classified in Other Assets. Erye has contended that jurisdiction is not proper, and the case is now in review of the Hunan High Court.

A similar copyright infringement lawsuit was recently instituted by Welman against Erye in the Guangzhou Intermediate Court to (i) enjoin Erye from copying and using the package inserts from the Product and selling the drugs with the aforesaid package inserts; and (ii) award Welman economic losses of approximately RMB 2,000,000 (approximately US $320,000) against Erye and the case is being reviewed by the Court. Welman made an application for preliminary injunction to prohibit Erye from copying and using the package inserts from the Product and selling the drugs with the aforesaid package inserts and Welman’s application was denied by the Court on September 6, 2011. Welman subsequently obtained a preliminary injunction from a lower court Guangzhou Haizhu District Court on September 14, 2011. But on October 28, 2011, upon the appeal by Erye, the Haizhu District Court issued a decision withdrawing the preliminary injunction.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Related Party Transactions

Pursuant to the PCT Merger Agreement, NeoStem agreed to pay off PCT’s credit line with Northern New Jersey Cancer Associates (“NNJCA”), in an amount up to $3,000,000, shortly after the closing of the PCT Merger. On January 21, 2011, NeoStem paid NNJCA $3,000,000 in full satisfaction of all of PCT’s obligations to NNJCA arising from the underlying line of credit and security agreement. Dr. Andrew Pecora (who was PCT’s Chairman and CEO prior to the PCT Merger, and who became PCT’s Chief Medical Officer on January 19, 2011 pursuant to an employment agreement effective upon the closing of the PCT Merger), has served as Managing Partner of NNJCA since 1996.

On July 13, 2011, NeoStem entered into the Agreement and Plan of Merger to acquire Amorcyte. Amorcyte had originally been incorporated as a subsidiary of PCT and was spun off to PCT’s members prior to NeoStem’s January 19, 2011 acquisition of PCT. At the time the Agreement and Plan of Merger was entered into, Dr. Pecora and Mr. Goldberger were officers of both PCT and Amorcyte. The Amorcyte acquisition closed on October 17, 2011.

In order to accelerate Amorcyte’s commencement of its Phase 2 clinical trial of AMR-001, NeoStem agreed to provide loans to Amorcyte prior to the closing of the Amorcyte Merger to be used in connection with the Phase 2 trial. Pursuant to a Loan Agreement entered into on September 9, 2011, NeoStem loaned Amorcyte prior to the closing of the Merger an aggregate of $338,500 which was applied towards the commencement of the Phase 2 trial.

Effective March 10, 2011, Matthew Henninger entered into a consulting agreement with PCT, pursuant to which Mr. Henninger was engaged for a three month term to serve as an advisor to PCT with regard to the development of the “Family Plan,” a multi-generational stem cell collection and storage service. In consideration therefor, Mr. Henninger was granted an option to purchase 150,000 shares of NeoStem Common Stock under the 2009 Plan at $1.60 per share (Black Scholes value $129,000) vesting over the term of the agreement. Pursuant to an amendment and extension of this agreement in April and May, 2011, respectively, Mr. Henninger’s term of service was extended through September 9, 2011, for which he received 75,000 shares of NeoStem Common Stock (market value $115,000), $5,000 per month for a three month period and reimbursement of health insurance premiums; in September 2011 the PCT management with approval of the Audit Committee extended the term further through December 31, 2011, in connection with which Mr. Henninger received a $25,000 bonus related to prior performance, a monthly fee of $10,000 and continued insurance reimbursement. Mr. Henninger is in an exclusive relationship with the CEO of NeoStem.

During the year ended December 31, 2011, the Company contributed to The Stem for Life Foundation, a Pennsylvania nonprofit corporation classified as a tax-exempt organization under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the “Code”) and as a public charity under Section 509(a)(1) and 170(b)(1)(A)(vi) of the Code (the “Foundation”), whose mission is to promote public awareness, fund research and development and subsidize stem cell collection and storage programs, 407,600 shares of previously issued restricted common stock with a fair value of approximately $607,400. The contribution of such securities was subject to the approval of the Board of Directors and the Audit Committee. The Company’s CEO and Chairman is President and a Trustee of the Foundation, its General Counsel is Secretary and a Trustee of the Foundation and its Chief Financial Officer is Treasurer of the Foundation.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitments and Contingencies

The Company leases office and laboratory facilities and certain equipment under certain noncancelable operating leases that expire from time to time through 2017. A summary of future minimum rental payments required under operating leases that have initial or remaining terms in excess of one year as of December 31, 2011 are as follows (in thousands):

Lease Commitments:

Years ended	Operating Leases
2012	$1,407.8
2013	832.7
2014	563.6
2015	553.7
2016	563.9
Thereafter	293.2
Total minimum lease payments	$4,214.9

Expense incurred under operating leases was approximately $2.1 million and $889,000, for the years ended December 2011 and 2010, respectively.

Contingencies:
Under license agreements with third parties the Company is typically required to pay maintenance fees, make milestone payments and/or pay other fees and expenses and pay royalties upon commercialization of products. The Company also sponsors research at various academic institutions, which research agreements generally provide us with an option to license new technology discovered during the course of the sponsored research.

In connection with the issuance to investors and service providers of many of the shares of the Company’s common stock and warrants to purchase common stock previously disclosed and described herein, the Company granted the holders registration rights providing for the registration of such shares of common stock and shares of common stock underlying warrants on a registration statement to be filed with the Securities and Exchange Commission (“SEC”) so as to permit the resale of those shares. Certain of the registration rights agreements provided for penalties for failure to file or failure to obtain an effective registration statement. With respect to satisfying its obligations to the holders of these registration rights, the Company has been in various situations. The Company had previously filed a registration statement as required for some of the holders, and in May 2011 filed a registration statement for all of the holders (except for holders whose shares of Common Stock were currently salable under Rule 144 of the Securities Act or who waived certain rights); such registration statement was declared effective by the SEC on September 30, 2011. The Company has certain obligations to maintain the effectiveness of this registration statement. Certain holders who had outstanding registration rights had previously waived their registration rights or were subject to lock-up agreements. No holder has yet asserted any claim against the Company with respect to a failure to satisfy any registration obligations. Were someone to assert a claim against the Company for breach of registration obligations, the Company believes it has several defenses that would result in relieving it from some or any liability, although no assurances can be given. The Company also notes that damage claims may be limited, as (i) most shares of Common Stock as to which registration rights attached are either now registered or currently salable under Rule 144 of the Securities Act or are otherwise currently subject to other restrictions on sale and (ii) the shares of Common Stock underlying warrants with registration rights are now registered, and during much of the relevant periods the warrants with registration rights generally have been out of the money, were subject to lock-up agreements and/or the underlying shares of Common Stock were otherwise subject to restrictions on resale. Accordingly, were holders to assert claims against the Company based on breach of the Company’s obligation to register, the Company believes that the Company’s maximum exposure would not be material.

Amorcyte line of credit — On May 19, 2006, PCT entered into a line of credit agreement with Amorcyte Inc. (“Amorcyte”), an entity which was spun out of PCT in 2006, whereby PCT agreed to loan Amorcyte up to $500,000 at an annual interest rate of 5%. The line of credit agreement was a condition to Amorcyte closing a Series A Preferred Stock Financing completed during 2006. The Company has not loaned any amount to Amorcyte under this agreement through September 30, 2011. The line of credit agreement expires on the earlier of (i) the date on which the Company declares the outstanding principal and accrued interest due and payable based on an event of default as defined within the agreement, or (ii) the date of closing of the first debt or equity financing of Amorcyte following the initial borrowing of the principal. These events have not occurred to date. On October 17, 2011, the Company acquired Amorcyte pursuant to the Amorcyte Agreement and Plan of Merger, and this line of credit was cancelled. (See Note 4).

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]	Subsequent Events In February 2012, the Company raised an aggregate of $2.25 million in a private placement of common stock.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Note 2 — Summary of Significant Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation:  The consolidated financial statements include the accounts of NeoStem, Inc. and its wholly owned and partially owned subsidiaries and affiliates as listed below:

Entity	Percentage of Ownership	Location
NeoStem, Inc.	Parent Company	United States of America
NeoStem Therapies, Inc.	100%	United States of America
Stem Cell Technologies, Inc.	100%	United States of America
Amorcyte, LLC	100%	United States of America
NeoStem (China) Inc. (1)	100%	People’s Republic of China
Qingdao Niao Bio-Technology Ltd.* (1)		People’s Republic of China
Beijing Ruijiao Bio-Technology Ltd.* (1)		People’s Republic of China
Tianjin Niou Bio-Technology Co., Ltd.* (1)		People’s Republic of China
CBH Acquisition LLC	100%	United States of America
China Biopharmaceuticals Holdings, Inc. (CBH)	100% owned by CBH Acquisition LLC	United States of America
Suzhou Erye Pharmaceuticals Company Ltd. (2)	51% owned by CBH	People’s Republic of China
Progenitor Cell Therapy, LLC (PCT)	100%	United States of America
NeoStem Family Storage, LLC	100% owned by PCT	United States of America
Athelos Corporation	80.1% owned by PCT	United States of America
PCT Allendale, LLC	100% owned by PCT	United States of America

*
Because certain regulations in the People’s Republic of China (“PRC”) currently restrict or prohibit foreign entities from holding certain licenses and controlling certain businesses in China, the Company created a wholly foreign-owned entity, or WFOE, NeoStem (China), to implement its initiatives in China. To comply with China’s foreign investment regulations with respect to stem cell-related activities, these business initiatives in China are conducted via Chinese domestic entities that are controlled by the WFOE through various contractual arrangements (Variable Interest Entity or “VIE”) and under the principles of consolidation the Company consolidates 100% of their operations.

(1)	Included in the former Regenerative Medicine - China reporting segment, which was discontinued effective March 31, 2012 and is currently reported in discontinued operations.

(2)	Represents the operations of our former Pharmaceutical Manufacturing - China reporting segment, which was discontinued on June 18, 2012, and is currently reported in discontinued operations.

Business Description and Basis of Presentation [Text Block]
Basis of Presentation:  The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) and include the accounts of the Company and its wholly owned and partially owned subsidiaries. In the opinion of management, the accompanying Consolidated Financial Statements of the Company and its subsidiaries, include all normal and recurring adjustments considered necessary to present fairly the Company’s financial position as of December 31, 2011 and 2010, and the results of its operations and its cash flows for the periods presented.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Accordingly, actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents:  Cash and cash equivalents include short-term, highly liquid, investments with maturities of ninety days or less when purchased. As of December 31, 2011, the Company had approximately $791,100 in bank deposits covered by the Federal Deposit Insurance Corporation.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]	Restricted Cash: The Company has restricted cash associated with its Series E Preferred Stock, which is held in escrow, and is recorded in other assets.
Receivables, Policy [Policy Text Block]
Accounts Receivable:  Accounts receivable are carried at original invoice amount less an estimate made for doubtful accounts. The Company applies judgment in connection with establishing the allowance for doubtful accounts. Specifically, the Company analyzes the aging of accounts receivable balances, historical bad debts, customer concentration and credit-worthiness, current economic trends and changes in the Company’s customer payment terms. Significant changes in customer concentrations or payment terms, deterioration of customer credit-worthiness or weakening economic trends could have a significant impact on the collectability of the receivables and the Company’s operating results. If the financial condition of the Company’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. Management regularly reviews the aging of receivables and changes in payment trends by its customers, and records a reserve when it believes collection of amounts due are at risk.

Inventory, Policy [Policy Text Block]
Inventories: Inventory represents work in process for costs incurred on projects at PCT that have not been completed. The Company reviews these projects periodically to determine that the value of each project is stated at the lower of cost or market. Inventories were $0.6 million and $0 as of December 31, 2011 and 2010, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, Plant, and Equipment:  The cost of property and equipment is depreciated over the estimated useful lives of the related assets. Depreciation is computed on the straight-line method. Repairs and maintenance expenditures that do not extend original asset lives are charged to expense as incurred.

Property, plant, and equipment consisted of the following (in thousands):

	Useful Life	December 31, 2011	December 31, 2010

Building and improvements	25-30 years	$9,874.0	$—
Machinery and equipment	8-12 years	17.9	—
Lab equipment	5-7 years	1,559.1	365.8
Furniture and fixtures	5-12 years	632.4	274.3
Software	3-5 years	98.3	99.6
Leasehold improvements	2-3 years	702.0	64.9
Property, plant and equipment, Gross		12,883.6	804.6
Accumulated depreciation		(1,267.6)	(369.1)
Property, plant and equipment, Net		$11,616.1	$435.5

The Company’s results included depreciation expense of approximately $0.9 million and $0.2 million for the years ended December 31, 2011 and 2010, respectively.

Income Tax, Policy [Policy Text Block]
Income Taxes:  The Company recognizes (a) the amount of taxes payable or refundable for the current year and (b) deferred tax liabilities and assets for the future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. The Company continues to evaluate the accounting for uncertainty in tax positions. The guidance requires companies to recognize in their financial statements the impact of a tax position if the position is more likely than not of being sustained on audit. The position ascertained inherently requires judgment and estimates by management. As of December 31, 2011, management does not believe the Company has any material uncertain tax positions that would require it to measure and reflect the potential lack of sustainability of a position on audit in its financial statements. The Company will continue to evaluate its uncertain tax positions in future periods to determine if measurement and recognition in its financial statements is necessary. The Company does not believe there will be any material changes in its unrecognized tax positions over the next year.

Business Combinations Policy [Policy Text Block]
Recognizing and Measuring Assets Acquired and Liabilities Assumed in Business Combinations at Fair Value: The Company accounts for acquired businesses using the purchase method of accounting, which requires that assets acquired and liabilities assumed be recorded at date of acquisition at their respective fair values. The consolidated financial statements and results of operations reflect an acquired business after the completion of the acquisition. The fair value of the consideration paid, including contingent consideration, is assigned to the underlying net assets of the acquired business based on their respective fair values. Any excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill. Beginning in 2009, amounts allocated to IPR&D are included on the balance sheet (refer to discussion above in “Goodwill and Intangible Assets with Indefinite Lives”). Intangible assets, including IPR&D assets upon successful completion of the project and approval of the product, are amortized on a straight-line basis to amortization expense over the expected life of the asset. Significant judgments are used in determining the estimated fair values assigned to the assets acquired and liabilities assumed and in determining estimates of useful lives of long-lived assets. Fair value determinations and useful life estimates are based on, among other factors, estimates of expected future net cash flows, estimates of appropriate discount rates used to present value expected future net cash flow streams, the timing of approvals for IPR&D projects and the timing of related product launch dates, the assessment of each asset’s life cycle, the impact of competitive trends on each asset’s life cycle and other factors. These judgments can materially impact the estimates used to allocate acquisition date fair values to assets acquired and liabilities assumed and the resulting timing and amount of amounts charged to, or recognized in current and future operating results. For these and other reasons, actual results may vary significantly from estimated results.

The Company determines the acquisition date fair value of contingent consideration obligations based on a probability-weighted income approach derived from revenue estimates, post-tax gross profit levels and a probability assessment with respect to the likelihood of achieving contingent obligations including contingent payments such as milestone obligations, royalty obligations and contract earn-out criteria, where applicable. The fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement as defined in fair value measurement accounting. The resultant probability-weighted cash flows are discounted using an appropriate effective annual interest rate. At each reporting date, the contingent consideration obligation will be revalued to estimated fair value and changes in fair value will be reflected as income or expense in our consolidated statement of operations. Changes in the fair value of the contingent consideration obligations may result from changes in discount periods and rates, changes in the timing and amount of revenue estimates and changes in probability assumptions with respect to the likelihood of achieving the various contingent payment obligations. Adverse changes in assumptions utilized in our contingent consideration fair value estimates could result in an increase in our contingent consideration obligation and a corresponding charge to operating income.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and Other Intangible Assets:  Goodwill is the excess of purchase price over the fair value of identified net assets of businesses acquired. The Company’s intangible assets with an indefinite life are related to in process research and development for AMR-001, the clinical candidate acquired in the Amorcyte acquisition, as the Company expects this research and development to provide the Company with substantial benefit for a period that extends beyond the foreseeable horizon. Amortized intangible assets consist of customer lists, manufacturing technology, and tradename, as well as patents and rights associated primarily with the VSEL™ Technology. These intangible assets are amortized on a straight line basis over their respective useful lives.

The Company reviews goodwill and indefinite-lived intangible assets at least annually for possible impairment. Goodwill and indefinite-lived intangible assets are reviewed for possible impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. The Company tests its goodwill and indefinite-lived intangible assets on December 31. The Company reviews the carrying value of goodwill and indefinite-lived intangible assets utilizing a discounted cash flow model, and, where appropriate, a market value approach is also utilized to supplement the discounted cash flow model. The Company makes assumptions regarding estimated future cash flows, discount rates, long-term growth rates and market values to determine each reporting unit’s estimated fair value. If these estimates or related assumptions change in the future, the Company may be required to record impairment charges.

Derivatives, Policy [Policy Text Block]
Derivatives:  Derivative instruments, including derivative instruments embedded in other contracts, are recorded on the balance sheet as either an asset or liability measured at its fair value. Changes in the fair value of derivative instruments are recognized currently in results of operations unless specific hedge accounting criteria are met. The Company has not entered into hedging activities to date. As a result of certain financings (see Note 8), derivative instruments were created that are measured at fair value and marked to market at each reporting period. Changes in the derivative value are recorded as other income (expense) on the consolidated statements of operations.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Evaluation of Long-lived Assets:  The Company reviews long-lived assets and finite-lived intangibles assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds the fair value of the asset. If other events or changes in circumstances indicate that the carrying amount of an asset that the Company expects to hold and use may not be recoverable, the Company will estimate the undiscounted future cash flows expected to result from the use of the asset or its eventual disposition, and recognize an impairment loss. The impairment loss, if determined to be necessary, would be measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-Based Compensation:  The Company expenses all share-based payment awards to employees, directors, advisors and consultants, including grants of stock options, warrants, and restricted stock, over the requisite service period based on the grant date fair value of the awards. Advisor and consultant awards are remeasured each reporting period through vesting. For awards with performance-based vesting criteria, the Company estimates the probability of achievement of the performance criteria and recognizes compensation expense related to those awards expected to vest. The Company determines the fair value of certain share-based awards using the Black-Scholes option-pricing model which uses both historical and current market data to estimate the fair value. This method incorporates various assumptions such as the risk-free interest rate, expected volatility, expected dividend yield and expected life of the options or warrants. The fair value of the Company’s restricted stock and restricted stock units is based on the closing market price of the Company’s common stock on the date of grant. See Note 9.

Earnings Per Share, Policy [Policy Text Block]
Loss Per Share:  Basic loss per share is based on the weighted effect of all common shares issued and outstanding, and is calculated by dividing net loss attributable to common shareholders by the weighted average shares outstanding during the period. Diluted loss per share, which is calculated by dividing net loss attributable to common shareholders by the weighted average number of common shares used in the basic loss per share calculation plus the number of common shares that would be issued assuming conversion of all potentially dilutive securities outstanding, is not presented as such potentially dilutive securities are anti-dilutive in all periods presented. For the years ended December 31, 2011 and 2010, the Company incurred net losses and therefore no common stock equivalents were utilized in the calculation of loss per share. At December 31, 2011 and 2010, the Company excluded the following potentially dilutive securities:

	December 31,
	2011	2010
Stock Options	17,143,505	13,032,214
Warrants	37,389,825	21,843,507
Series E Preferred Stock, Common stock equivalents	3,989,669	5,289,948
Restricted Shares	976,668	51,666

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Clinical Services: The Company recognizes revenue for its cell development and manufacturing services based on the terms of individual contracts. Cell development services generally contain multiple stages, which the Company evaluates for multiple elements. Each stage does not have stand-alone value and are dependent upon one another; therefore the Company recognizes revenue on a completed contract basis. Manufacturing services represent separate and distinct arrangements, and the Company is paid for time and materials or for fixed monthly amounts and revenue is recognized when efforts are expended or contractual terms have been met.

Clinical Services Reimbursements: The Company separately charges the customers for reimbursable expenses that are specified in each clinical services contract. On a monthly basis, the Company bills customers for reimbursable expenses and immediately recognizes reimbursement revenue, as the revenue is deemed earned as reimbursable expenses are incurred. For the years ended December 31, 2011 and 2010, clinical services reimbursements were $2.6 million and $0, respectively.

Processing and Storage Services: The Company recognizes revenue related to the collection and cryopreservation of cord blood and autologous adult stem cells when the cryopreservation process is completed which is approximately twenty four hours after cells have been collected. Revenue related to advance payments of storage fees is recognized ratably over the period covered by the advance payments.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value Measurements:  Fair value of financial assets and liabilities that are being measured and reported are defined as the exchange price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market at the measurement date (exit price). The Company is required to classify fair value measurements in one of the following categories:
Level 1 inputs which are defined as quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 inputs which are defined as inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.
Level 3 inputs are defined as unobservable inputs for the assets or liabilities. Financial assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of the fair value of assets and liabilities and their placement within the fair value hierarchy levels.

The Company determined the fair value of funds invested in short term investments, which are considered trading securities, to be level 1 inputs measured by quoted prices of the securities in active markets. The Company determined the fair value of funds invested in money market funds to be level 1. The Company determined the fair value of the embedded derivative liabilities and warrant derivative liabilities to be level 3 inputs. These inputs require material subjectivity because value is derived through the use of a lattice model that values the derivatives based on probability weighted discounted cash flows. The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2011, and December 31, 2010 (in thousands):

	December 31, 2011
	Fair Value Measurements Using Fair Value Hierarchy
	Level 1	Level 2	Level 3
Money market investments	$2,497.4	$—	$—
Embedded derivative liabilities	—	—	391.7
Warrant derivative liabilities	—	—	82.7
Contingent consideration	—	—	3,130.0

	December 31, 2010
	Fair Value Measurements Using Fair Value Hierarchy
	Level 1	Level 2	Level 3
Money market investments	$—	$2,501.0	$—
Embedded derivative liabilities	—	—	2,281.8
Warrant derivative liabilities	—	—	289.6

Subsequent to December 31, 2010 the Company reevaluated the characteristics of the money market savings account, currently recorded as other assets, and determined it is not tied to underlying securities and has been reclassified to level 1.

The fair value measurement of the contingent consideration obligations is determined using Level 3 inputs. The fair value of contingent consideration obligations is based on a probability-weighted income approach. The measurement is based upon unobservable inputs supported by little or no market activity based on our own assumptions. Changes in the fair value of the contingent consideration obligations are recorded in our consolidated statement of operations. Contingent consideration was recognized on October 17, 2011 in connection with the Amorcyte merger. See Note 4. There were no changes in contingent consideration fair value as of December 31, 2011.

For those financial instruments with significant Level 3 inputs, the following table summarizes the activity for the years ended December 31, 2011 and 2010 by type of instrument (in thousands):

	Embedded Derivatives	Warrants
Beginning liability balance, December 31, 2009	$—	$36.0
Convertible redeemable Series E preferred stock and warrants issued	2,131.1	266.0
Change in fair value recorded in earnings	150.7	(12.4)
Ending liability balance, December 31, 2010	$2,281.8	$289.6
Change in fair value recorded in earnings	(1,890.1)	(206.9)
Ending liability balance, December 31, 2011	$391.7	$82.7

Some of the Company’s financial instruments are not measured at fair value on a recurring basis, but are recorded at amounts that approximate fair value due to their liquid or short-term nature, such as cash and cash equivalents, restricted cash, accounts receivable, accounts payable, notes payable and bank loans.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation:  As the Company’s Chinese pharmaceutical business, which is reported in discontinued operations (see Note 11), is a self-contained and integrated entity, and the Company’s Chinese stem cell business’ future cash flow is intended to be sufficient to service its additional financing requirements, the Chinese subsidiaries’ functional currency is the Renminbi (“RMB”), and the Company’s reporting currency is the US dollar. Results of foreign operations are translated at the average exchange rates during the period, and assets and liabilities are translated at the closing rate at the end of each reporting period. Cash flows are also translated at average exchange rates for the period, therefore, amounts reported on the consolidated statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheet.

Translation adjustments resulting from this process are included in accumulated other comprehensive income (loss) and amounted to $4.2 million and $2.8 million as of December 31, 2011 and December 31, 2010, respectively.

Research and Development Expense, Policy [Policy Text Block]
Research and Development Costs:  Research and development (“R&D”) expenses include salaries, benefits, and other headcount related costs, clinical trial and related clinical manufacturing costs, contract and other outside service fees including sponsored research agreements, and facilities and overhead costs. The Company expenses the costs associated with research and development activities when incurred.

To further drive the Company’s cell therapy initiatives, the Company will continue targeting key governmental agencies, congressional committees and not-for-profit organizations to contribute funds for the Company’s research and development programs. The Company accounts for government grants as a deduction to the related expense in research and development operating expenses when earned.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Note 2 — Summary of Significant Accounting Policies [Abstract]
Subsidiary [Table Text Block]

Entity	Percentage of Ownership	Location
NeoStem, Inc.	Parent Company	United States of America
NeoStem Therapies, Inc.	100%	United States of America
Stem Cell Technologies, Inc.	100%	United States of America
Amorcyte, LLC	100%	United States of America
NeoStem (China) Inc. (1)	100%	People’s Republic of China
Qingdao Niao Bio-Technology Ltd.* (1)		People’s Republic of China
Beijing Ruijiao Bio-Technology Ltd.* (1)		People’s Republic of China
Tianjin Niou Bio-Technology Co., Ltd.* (1)		People’s Republic of China
CBH Acquisition LLC	100%	United States of America
China Biopharmaceuticals Holdings, Inc. (CBH)	100% owned by CBH Acquisition LLC	United States of America
Suzhou Erye Pharmaceuticals Company Ltd. (2)	51% owned by CBH	People’s Republic of China
Progenitor Cell Therapy, LLC (PCT)	100%	United States of America
NeoStem Family Storage, LLC	100% owned by PCT	United States of America
Athelos Corporation	80.1% owned by PCT	United States of America
PCT Allendale, LLC	100% owned by PCT	United States of America

Property, Plant and Equipment [Table Text Block]

	Useful Life	December 31, 2011	December 31, 2010

Building and improvements	25-30 years	$9,874.0	$—
Machinery and equipment	8-12 years	17.9	—
Lab equipment	5-7 years	1,559.1	365.8
Furniture and fixtures	5-12 years	632.4	274.3
Software	3-5 years	98.3	99.6
Leasehold improvements	2-3 years	702.0	64.9
Property, plant and equipment, Gross		12,883.6	804.6
Accumulated depreciation		(1,267.6)	(369.1)
Property, plant and equipment, Net		$11,616.1	$435.5

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

	December 31,
	2011	2010
Stock Options	17,143,505	13,032,214
Warrants	37,389,825	21,843,507
Series E Preferred Stock, Common stock equivalents	3,989,669	5,289,948
Restricted Shares	976,668	51,666

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

	December 31, 2011
	Fair Value Measurements Using Fair Value Hierarchy
	Level 1	Level 2	Level 3
Money market investments	$2,497.4	$—	$—
Embedded derivative liabilities	—	—	391.7
Warrant derivative liabilities	—	—	82.7
Contingent consideration	—	—	3,130.0

	December 31, 2010
	Fair Value Measurements Using Fair Value Hierarchy
	Level 1	Level 2	Level 3
Money market investments	$—	$2,501.0	$—
Embedded derivative liabilities	—	—	2,281.8
Warrant derivative liabilities	—	—	289.6

Schedue of finacial instrument activity [Table Text Block]

	Embedded Derivatives	Warrants
Beginning liability balance, December 31, 2009	$—	$36.0
Convertible redeemable Series E preferred stock and warrants issued	2,131.1	266.0
Change in fair value recorded in earnings	150.7	(12.4)
Ending liability balance, December 31, 2010	$2,281.8	$289.6
Change in fair value recorded in earnings	(1,890.1)	(206.9)
Ending liability balance, December 31, 2011	$391.7	$82.7

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

Cash	$227.9
Accounts Receivable	451.4
Other Current Assets	166.2
Property, Plant & Equipment	11,755.0
Intangibles	5,700.0
Goodwill	7,013.5
Other Assets	581.9
Accounts Payable	1,370.9
Other Liabilities	540.5
Amount Due Related Party	3,000.0
Mortgages Payable	3,784.6

Cash	$92.9
Prepaid Expenses	178.2
In Process R&D	9,400.0
Goodwill	4,104.5
Accounts Payable & Accrued Liabilities	1,177.1
Deferred Tax Liability	3,774.7
Amount Due Related Party	340.4

Schedule Of Consolidated Proforma Financial Information [Table Text Block]

	Year Ended December 31,		Year Ended December 31,
	2011	2011	2010	2010
	(As Reported)	(Pro Forma)	(As Reported)	(Pro Forma)

Revenues	$10,050	$10,322	$181	$12,549
Cost of revenues	8,647	8,923	—	8,739
Gross profit	1,403	1,400	181	3,810
Research and development	7,721	7,964	6,008	6,205
Selling, general, and administrative	27,687	29,473	19,468	26,511
Goodwill impairment	—	—	558	558
Operating loss	(34,005)	(36,037)	(25,854)	(29,464)
Other income (expense), net	(562)	(548)	44	(363)
Net loss from continuing operations	(34,566)	(36,586)	(25,809)	(29,827)
(Loss) income from discontinued operations - net	(22,017)	(22,017)	6,412	6,412
Net loss	(56,583)	(58,602)	(19,397)	(23,415)
Less – net income attributable to noncontrolling interests	(9,448)	(9,448)	3,909	3,909
Preferred dividends	640	640	238	238
Net loss attributable to NeoStem, Inc. common shareholders	$(47,774)	$(49,794)	$(23,544)	$(27,561)
Basic and diluted loss per share	$(0.54)	$(0.53)	$(0.46)	$(0.40)
Weighted average common shares outstanding	88,599	93,793	51,632	68,076

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
Schedule of Finite-Lived Intangible Assets, Amortization Expense [Table Text Block]
Total intangible amortization expense was classified in the operating expense categories for the periods included below as follows (in thousands):

	Years Ended December 31,
	2011	2010
Cost of revenue	$370.9	$—
Research and development	35.2	35.2
Selling, general and administrative	171.2	—
Total	$577.3	$35.2

Change in Goodwill Carrying Amount [Table Text Block]
The changes in the carrying amount of goodwill during 2011 and 2010 were as follows (in thousands):

Total
Balance as of December 31, 2009	$558.2
Impairment	(558.2)
Balance as of December 31, 2010	—
Acquisitions*	11,117.8
Balance as of December 31, 2011	$11,117.8

* Approximately $7.0 million associated with the PCT Merger, and $4.1 million associated with Amorcyte merger

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
In connection with the acquisition of PCT, the following intangible assets were acquired (in thousands):

Customer list	$1,000.0
Manufacturing technology	3,900.0
Tradename	800.0
Intangible Assets, PCT Acquisition	$5,700.0

Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]
As of December 31, 2011 and 2010, the Company’s intangible assets and related accumulated amortization consisted of the following (in thousands):

		12/31/2011			12/31/2010
	Useful Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Customer list	10 Years	1,000.0	(95.1)	904.9	—	—	—
Manufacturing technology	10 Years	3,900.0	(370.9)	3,529.1	—	—	—
Tradename	10 Years	800.0	(76.2)	723.8	—	—	—
In process R&D	Indefinite	9,400.0	—	9,400.0	—	—	—
VSEL patent rights	19 Years	669.0	(140.8)	528.2	669.0	(105.6)	563.4
Total Intangible Assets		15,769.0	(683.0)	15,086.0	669.0	(105.6)	563.4

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Estimated intangible amortization expense on an annual basis for the succeeding five years is as follows (in thousands):

2012	$605.2
2013	605.2
2014	605.2
2015	605.2
2016	605.2
Thereafter	12,060.0
$15,086.0

Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities [Table Text Block]	Accrued liabilities were as follows (in thousands):

	December 31, 2011	December 31, 2010
Other taxes	$70.4	$—
Salaries, employee benefits and related taxes	365.7	85.4
Other	654.1	635.0
	$1,090.2	$720.4

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
During the years ended December 31, 2011 and 2010, the Company issued warrants for services as follows ($ in thousands, except share data):

	Years Ended December 31,
	2011	2010
Number of Common Stock Purchase Warrants Issued	670,000	627,000
Value of Common Stock Purchase Warrants Issued	$495.1	$772.2

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The number of remaining shares authorized to be issued under the various equity plans are as follows:

	U.S. Equity Plan	Non-U.S. Plan
Shares Authorized for Issuance under 2003 Equity Plan	2,500,000	—
Shares Authorized for Issuance under 2009 Equity Plan	23,750,000	—
Shares Authorized for Issuance under Non-U.S. Plan	—	5,700,000
Total Share Authorized for Issuance	26,250,000	5,700,000
Outstanding Options – U.S. Equity Plan	(15,043,505)
Exercised Options	(97,500)	—
Outstanding Options – Non-U.S. Plan		(2,100,000)
Restricted stock or equity grants issued under Equity Plans	(3,398,573)	(885,000)
Total common shares remaining to be issued under the Equity Plans	7,710,422	2,715,000

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
During the years ended December 31, 2011 and 2010, the Company issued restricted stock for services as follows ($ in thousands, except share data):

	Years Ended December 31,
	2011	2010
Number of Restricted Stock Issued	3,467,451	338,599
Value of Restricted Stock Issued	$3,580.6	$569.5

Warrant Activity [Table Text Block]
Activity related to warrants outstanding for the years ended December 31, 2011 and 2010 was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance at December 31, 2009	19,838,802	3.00
Granted	5,792,896	1.99
Exercised	(2,025,000)	1.46
Expired	(1,613,191)	6.54
Canceled	(150,000)	2.78
Balance at December 31, 2010	21,843,507	2.62
Granted	15,993,947	2.09
Exercised	—	—
Expired	(447,629)	6.18
Canceled	—	—
Balance at December 31, 2011	37,389,825	2.35	3.87	$—

Outstanding Warrants by Exercise Price Range [Table Text Block]
At December 31, 2011, the outstanding warrants by range of exercise prices were as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.56 – $1.45	11,263,500	4.5	$1.42	10,805,500	4.5	$1.44
$1.46 – $2.10	7,933,635	4.0	1.75	7,933,635	4.0	1.75
$2.11 – $2.53	13,032,512	3.3	2.50	13,032,512	3.3	2.50
$2.54 – $5.99	2,929,928	4.5	3.73	2,929,928	4.5	3.73
$6.00 – $7.00	2,230,250	3.4	6.51	1,230,250	1.2	6.11
	37,389,825	3.9	$2.35	35,931,825	3.8	$2.24

Warrants [Member]
Schedule of Assumptions Used [Table Text Block]
The range of assumptions made in calculating the fair values of warrants issued for services was as follows:

	Years Ended December 31,
	2011	2010
Expected term - minimum (in years)	3	3
Expected term - maximum (in years)	5	5
Expected volatility - minimum	80%	86%
Expected volatility - maximum	86%	124%
Expected dividend yield	—	—
Risk-free interest rate - minimum	0.78%	0.64%
Risk-free interest rate - maximum	2.19%	2.65%

Stock Options [Member]
Schedule of Assumptions Used [Table Text Block]
The range of assumptions made in calculating the fair values of options was as follows:

	Years Ended December 31,
	2011	2010
Expected term - minimum (in years)	3	2
Expected term - maximum (in years)	10	10
Expected volatility - minimum	79%	86%
Expected volatility - maximum	85%	122%
Expected dividend yield	—	—
Risk-free interest rate - minimum	0.4%	0.34%
Risk-free interest rate - maximum	3.45%	3.8%

US Equity Plan [Member]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
At December 31, 2011, the outstanding options under the U.S. Equity Plan by range of exercise prices were as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.52 – $0.71	1,123,000	7.7	0.67	170,002	7.2	$0.69
$0.72 – $1.50	2,879,700	8.6	1.46	422,500	6.1	1.36
$1.51 – $1.80	6,629,000	7.9	1.71	4,826,252	7.8	1.71
$1.81 – $2.00	2,874,255	4.6	1.91	2,705,994	4.6	1.91
$2.01 – $15.00	1,537,550	7.0	2.29	1,430,883	6.9	2.30
	15,043,505	7.3	$1.68	9,555,631	6.7	$1.82

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Activity related to stock options outstanding under the Non-U.S. Plan was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at December 31, 2009	1,650,000	2.04
Granted	2,000,000	2.01
Exercised	—	—
Expired	—	—
Canceled	(550,000)	2.04
Balance at December 31, 2010	3,100,000	2.02
Granted	650,000	1.74
Exercised	—	—
Expired	(366,666)	2.04
Canceled	(1,283,334)	2.00
Balance at December 31, 2011	2,100,000	$1.95	8.22	$—
Activity related to stock options outstanding under the U.S. Equity Plan was as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance at December 31, 2009	8,340,574	1.87
Granted	1,955,000	1.85
Exercised	(90,000)	1.56
Expired	—	—
Canceled	(273,360)	1.86
Balance at December 31, 2010	9,932,214	1.87
Granted	8,047,600	1.48
Exercised	(5,000)	1.42
Expired	(850,523)	1.92
Canceled	(2,080,786)	1.71
Balance at December 31, 2011	15,043,505	$1.68	7.3	$—

Non US Plan [Member]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
At December 31, 2011, the outstanding options under the Non-U.S. Plan by range of exercise prices were as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$1.42 – $1.70	700,000	8.7	$1.62	200,000	8.7	$1.65
$1.71 – $2.08	350,000	7.3	1.74	175,000	7.3	1.74
$2.09 – $2.22	650,000	8.1	2.16	250,000	8.2	2.16
$2.23 – $2.36	400,000	8.5	2.36	300,000	8.5	2.36
	2,100,000	8.2	$1.95	925,000	8.2	$2.04

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income taxes at December 31, 2011 and 2010 consist of the following:

	December 31,
	2011	2010
Deferred Tax Assets:
Accumulated net operating losses (tax effected)	$17,816.7	$17,236.0
Deferred revenue	212.9	149.0
Contingent accounts payable	13.8	26.0
Share-based compensation	3,917.4	2,393.0
Charitable contributions	408.2	176.0
Bad debt provision	107.3	17.0
Goodwill	—	164.0
Other	48.5	—
Deferred tax assets prior to tax credit carryovers	22,524.8	20,161.0

Deferred Tax Liabilities:
Accumulated depreciation	(155.1)	(80.0)
Intangible and indefinite lived assets	(3,303.0)	—
Foreign earnings not permanently reinvested	(2,138.5)	—
Deferred tax liabilities	(5,596.6)	(80.0)
	16,928.2	20,081.0
Valuation reserve	(20,702.9)	(20,081.0)
Net deferred tax liability	$(3,774.7)	$—

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Years Ended December 31,
	2011	2010
U.S. Federal benefit at statutory rate	(12,005.5)	$(8,800.3)
State and local benefit net of U.S. federal tax	(2,177.0)	(2,509.4)
Permanent non deductible expenses for U.S. taxes	5,907.3	1,838.1
Reduction in deferred tax assets primarily related to deductibility of certain share-based compensation	(72.4)	2,938.6
True-up of prior year net operating loss	1,367.3	(413.6)
Foreign earnings not permanently reinvested	1,810.3	—
Effect of change in deferred tax rate	2,852.1	—
Writedown of net operating losses due to Section 382 limitations	—	1,932.6
Valuation allowance for deferred tax assets	2,317.9	5,014.0
Tax provision	$—	$—

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Regenerative Medicine - China segment [Member] | Income Statement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The operating results of the Regenerative Medicine - China business for the years ended December 31, 2011 and 2010, which are included in discontinued operations, were as follows (in thousands):

	Year Ended December 31,
	2011	2010

Revenue	$274.3	$55.9
Cost of revenues	(140.6)	(36.0)
Research and development	(378.3)	(112.4)
Selling, general, and administrative	(3,089.9)	(1,408.2)
Other income (expense)	(9.7)	(63.8)
Loss from discontinued operations	$(3,344.2)	$(1,564.5)

Regenerative Medicine - China segment [Member] | Balance Sheet [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

The summary of the assets and liabilities related to discontinued operations as of December 31, 2011 and 2010, respectively, were as follows (in thousands):

	December 31,
	2011	2010

Cash and cash equivalents	$103.3	$2,308.4
Accounts receivable, net	—	26.2
Prepaid expenses and other current assets	284.4	214.5
Property, plant and equipment, net	1,256.8	2,331.6
Other Assets	149.0	69.1
	$1,793.5	$4,949.8

Accounts payable	$177.8	$53.5
Accrued liabilities	31.0	29.3
	$208.8	$82.8

Pharmaceutical Manufacturing - China business [Member] | Income Statement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The operating results of the Pharmaceutical Manufacturing - China business for the years ended December 31, 2011 and 2010, which are included in discontinued operations, were as follows (in thousands):

	Year Ended December 31,
	2011	2010

Revenue	$63,393.6	$69,584.3
Cost of revenues	(47,186.8)	(49,639.4)
Research and development	(2,904.1)	(1,564.0)
Selling, general, and administrative	(11,068.2)	(9,905.0)
Goodwill impairment	(19,432.7)	—
Other income (expense)	(1,081.4)	51.9
Provision for income taxes	(392.8)	(550.9)
(Loss) income from discontinued operations	$(18,672.4)	$7,976.9

Pharmaceutical Manufacturing - China business [Member] | Balance Sheet [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The summary of the assets and liabilities related to discontinued operations as of December 31, 2011 and 2010, respectively, were as follows (in thousands):

	December 31,
	2011	2010

Cash and cash equivalents	$8,707.0	$4,834.9
Restricted cash	—	3,381.4
Accounts receivable, net	5,525.7	5,817.1
Inventory	16,505.7	21,023.4
Deferred income taxes	463.7	—
Prepaid expenses and other current assets	777.5	457.2
Property, plant and equipment, net	36,490.4	34,231.2
Land use rights, net	4,872.4	4,807.8
Goodwill	8,495.7	27,002.0
Intangible assets, net	21,846.4	23,903.2
Other Assets	2,459.9	—
	$106,144.4	$125,458.2

Accounts payable	$7,950.3	$13,637.8
Accrued liabilities	1,705.8	2,067.8
Bank loans	15,712.0	3,034.0
Notes payable	—	9,451.5
Income tax payable	621.6	1,242.9
Deferred income taxes	6,177.4	6,191.6
Unearned revenue	1,315.4	1,648.9
Amount due from related parties	20,862.7	8,301.4
	$54,345.2	$45,575.9

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Lease Commitments:

Years ended	Operating Leases
2012	$1,407.8
2013	832.7
2014	563.6
2015	553.7
2016	563.9
Thereafter	293.2
Total minimum lease payments	$4,214.9

Expense incurred under operating leases was approximately $2.1 million and $889,000, for the years ended December 2011 and 2010, respectively

The Company (Details)	12 Months Ended
Dec. 31, 2011
The Company [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments	three reportable segments
Noncontrolling Interest, Ownership Percentage by Parent	20.00%
Erye Merger Agreement [Member]
The Company [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	51.00%

Summary of Significant Accounting Policies Principles of Consolidation (Details)	12 Months Ended
Dec. 31, 2011
Percentage Of Ownership [Member] | NeoStem, Inc. [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	Parent Company
Percentage Of Ownership [Member] | NeoStem Therapies, Inc [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	100%
Percentage Of Ownership [Member] | Stem Cell Technologies, Inc [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	100%
Percentage Of Ownership [Member] | Amorcyte, LLC [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	100%
Percentage Of Ownership [Member] | NeoStem (China) Inc. [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	100%
Percentage Of Ownership [Member] | Qingdao Niao Bio-Technology Ltd [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]
Percentage Of Ownership [Member] | Beijing Ruijiao Bio-Technology Ltd [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]
Percentage Of Ownership [Member] | Tianjin Niou Bio-Technology Co., Ltd [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]
Percentage Of Ownership [Member] | CBH Acquisition LLC [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	100%
Percentage Of Ownership [Member] | China Biopharmaceuticals Holdings, Inc. [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	100% owned by CBH Acquisition LLC
Percentage Of Ownership [Member] | Suzhou Erye Pharmaceuticals Company Ltd. [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	51% owned by CBH
Percentage Of Ownership [Member] | Progenitor Cell Therapy, LLC [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	100%
Percentage Of Ownership [Member] | NeoStem Family Storage, LLC [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	100% owned by PCT
Percentage Of Ownership [Member] | Athelos Corporation [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	80.1% owned by PCT
Percentage Of Ownership [Member] | PCT Allendale, LLC [Member]
Schedule of Subisidiary [Line Items]
Minority Interest Ownership Percentage By Parent [String]	100% owned by PCT
Location [Member] | NeoStem, Inc. [Member]
Schedule of Subisidiary [Line Items]
Entity Location	United States of America
Location [Member] | NeoStem Therapies, Inc [Member]
Schedule of Subisidiary [Line Items]
Entity Location	United States of America
Location [Member] | Stem Cell Technologies, Inc [Member]
Schedule of Subisidiary [Line Items]
Entity Location	United States of America
Location [Member] | Amorcyte, LLC [Member]
Schedule of Subisidiary [Line Items]
Entity Location	United States of America
Location [Member] | NeoStem (China) Inc. [Member]
Schedule of Subisidiary [Line Items]
Entity Location	People’s Republic of China
Location [Member] | Qingdao Niao Bio-Technology Ltd [Member]
Schedule of Subisidiary [Line Items]
Entity Location	People’s Republic of China
Location [Member] | Beijing Ruijiao Bio-Technology Ltd [Member]
Schedule of Subisidiary [Line Items]
Entity Location	People’s Republic of China
Location [Member] | Tianjin Niou Bio-Technology Co., Ltd [Member]
Schedule of Subisidiary [Line Items]
Entity Location	People’s Republic of China
Location [Member] | CBH Acquisition LLC [Member]
Schedule of Subisidiary [Line Items]
Entity Location	United States of America
Location [Member] | China Biopharmaceuticals Holdings, Inc. [Member]
Schedule of Subisidiary [Line Items]
Entity Location	United States of America
Location [Member] | Suzhou Erye Pharmaceuticals Company Ltd. [Member]
Schedule of Subisidiary [Line Items]
Entity Location	People’s Republic of China
Location [Member] | Progenitor Cell Therapy, LLC [Member]
Schedule of Subisidiary [Line Items]
Entity Location	United States of America
Location [Member] | NeoStem Family Storage, LLC [Member]
Schedule of Subisidiary [Line Items]
Entity Location	United States of America
Location [Member] | Athelos Corporation [Member]
Schedule of Subisidiary [Line Items]
Entity Location	United States of America
Location [Member] | PCT Allendale, LLC [Member]
Schedule of Subisidiary [Line Items]
Entity Location	United States of America

Summary of Significant Accounting Policies Property Plant And Equipment Text Block (Details) (USD $)	Dec. 31, 2011	Jan. 19, 2011	Dec. 31, 2010	Dec. 31, 2011 Building and Building Improvements [Member]	Dec. 31, 2010 Building and Building Improvements [Member]	Dec. 31, 2011 Machinery and Equipment [Member]	Dec. 31, 2010 Machinery and Equipment [Member]	Dec. 31, 2011 Lab Equipment [Member]	Dec. 31, 2010 Lab Equipment [Member]	Dec. 31, 2011 Furniture and Fixtures [Member]	Dec. 31, 2010 Furniture and Fixtures [Member]	Dec. 31, 2011 Software [Member]	Dec. 31, 2010 Software [Member]	Dec. 31, 2011 Leasehold Improvements [Member]	Dec. 31, 2010 Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, Useful Life				25-30 years		8-12 years		5-7 years		5-12 years		3-5 years		2-3 years
Property, Plant and Equipment, Gross	$ 12,884,000		$ 804,600	$ 9,874,000	$ 0	$ 18,000	$ 0	$ 1,559,000	$ 366,000	$ 632,400	$ 274,000	$ 98,000	$ 100,000	$ 702,000	$ 65,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(1,268,000)		(369,100)
Property, Plant and Equipment, Net	$ 11,616,053	$ 11,755,000	$ 435,496

Summary of Significant Accounting Policies Antidilutive Securities (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	17,143,505	13,032,214
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	37,389,825	21,843,507
Equity [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,989,669	5,289,948
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	976,668	51,666

Summary of Significant Accounting Policies Company's financial assets and liabilities at fair value (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	$ 2,497,000	$ 0
Embedded Derivative, Fair Value of Embedded Derivative Liability	0	0
Warrants Not Settleable In Cash Fair Value Disclosure	0	0
Contingent Consideration Classified As Equity Fair Value Disclosure	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	0	2,501,000
Embedded Derivative, Fair Value of Embedded Derivative Liability	0	0
Warrants Not Settleable In Cash Fair Value Disclosure	0	0
Contingent Consideration Classified As Equity Fair Value Disclosure	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	0	0
Embedded Derivative, Fair Value of Embedded Derivative Liability	392,000	2,282,000
Warrants Not Settleable In Cash Fair Value Disclosure	83,000	289,600
Contingent Consideration Classified As Equity Fair Value Disclosure	$ 3,130,000

Summary of Significant Accounting Policies Activity of financial instruments with significant Level 3 inputs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Embedded Derivative Financial Instruments [Member]
Schedule of financial instrument activity [Line Items]
Liability Balance	$ 392	$ 2,282	$ 0
Convertible redeemable Series E preferred stock and warrants issued		2,131
Change in fair value recorded in earnings	(1,890)	151
Warrant [Member]
Schedule of financial instrument activity [Line Items]
Liability Balance	83	290	36
Convertible redeemable Series E preferred stock and warrants issued		266
Change in fair value recorded in earnings	$ (207)	$ (12)

Summary of Significant Accounting Policies (Details) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Oct. 17, 2011	Jan. 19, 2011
Clinical Services Reimbursement	$ 2,600,000	$ 0
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	4,200,000	2,800,000
Depreciation	900,000	200,000
Cash	791,100		92,900	227,900
Inventory, Gross	$ 600,000	$ 0

Acquisitions (Details) (USD $)	12 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Amorcyte Acquisition [Member]	Jul. 13, 2011 Amorcyte Acquisition [Member]	Mar. 31, 2012 PCT Acquisition [Member]	Dec. 31, 2011 PCT Acquisition [Member]	Dec. 31, 2011 $7.00 Warrants [Member] PCT Acquisition [Member]	Dec. 31, 2011 $3.00 Warrants [Member] PCT Acquisition [Member]	Dec. 31, 2011 $5.00 Warrants [Member] PCT Acquisition [Member]
Business Acquisition [Line Items]
Contribution To Intellectual Property Amount						$ 927,000
Research and Development Expense	7,720,748	6,008,285					1,150,000
Net Revenue Since Acquisition							9,685,400
Profit Loss Since Acquisition				854,100			3,700,000
Business Acquisition, Name of Acquired Entity				Amo Acquisition Company I, Inc.			NBS Acquisition Company LLC
Business Acquisition, Date of Acquisition Agreement				October 17, 2011			January 19, 2011
StockConvertedToCommonStockRight				5,843,483			10,600,000
StockConvertedToContingentCommonStockRight				4,092,768
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,881,008			3,000,000
Common Stock Warrants, Shares	37,389,825	21,843,507	19,838,802					1,000,000	1,000,000	1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				1.466				7	3	5
Earn Out Payments, Percent of Net Sales				10.00%
Earn Out Payments Percentage Sublicensing Fees				30.00%
Earn Out Payment Reduced Percentage				50.00%
Contingent Shares Issued Upon Phase Completion, Shares				1,364,256
Fair Value of Assets Acquired				4,400,000			10,200,000
Business Acquisition, Cost of Acquired Entity, Cash Paid					8,500,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount					4,100,000
Equity Issued In Business Combination Fair Value Disclosure				3,700,000			17,200,000
Stock Converted To Common Stock Right Value				940,000			15,900,000
Shares of preferred stock and warrants for common stock issued.	3,000,000
Stock Converted To Contingent Common Stock Right, Value				673,600
Fair Value of Earn Out Payments				3,100,000
Earnings Per Share Basic And Diluted Since Acquisition				$ 0.01			$ 0.04
Goodwill, Gross							7,000,000
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants	1,300,000
Business Acquisition, Contingent Consideration, at Fair Value	$ 70,000

Acquisitions Fair value of assets acquired and liabilities (Details) (USD $)	Dec. 31, 2011	Oct. 17, 2011	Jan. 19, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Acquisition [Line Items]
Cash	$ 791,100	$ 92,900	$ 227,900
Prepaid Expenses		178,200
In Process R&D		9,400,000
Goodwill	11,117,770	4,104,500	7,013,500	0	558,168
Accounts Payable & Accrued Liabilities		1,177,100
Deferred Tax Liability	3,774,655	3,774,700		0
Amount Due Related Party		340,400	3,000,000
Accounts Receivable			451,400
Other Current Assets			166,200
Property, Plant & Equipment	11,616,053		11,755,000	435,496
Intangibles	15,086,038		5,700,000	563,368
Other Assets	3,326,938		581,900	2,798,077
Accounts Payable			1,370,900
Other Liabilities			540,500
Mortgages Payable			$ 3,784,600

Acquisitions Consolidated pro forma financial information (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Consolidated Proforma Financial Information [Line Items]
Revenues	$ 10,050,086	$ 181,146
Cost of revenues	8,646,687	0
Gross profit	1,403,399	181,146
Research and development	7,720,748	6,008,285
Selling, general, and administrative	27,687,162	19,468,213
Goodwill impairment	0	558,168
Operating loss	(34,004,511)	(25,853,520)
Other income (expense), net	(561,822)	44,085
Net loss from continuing operations	(34,566,333)	(25,809,435)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(22,016,524)	6,412,419
Net loss	(56,582,857)	(19,397,016)
Less – net income attributable to noncontrolling interests	(9,448,388)	3,908,690
Preferred dividends	639,765	237,963
Net loss attributable to NeoStem, Inc. common shareholders	(47,774,234)	(23,543,669)
Basic and diluted loss per share	$ (0.54)	$ (0.46)
Weighted average common shares outstanding	88,598,696	51,632,417
Proforma [Member]
Schedule Of Consolidated Proforma Financial Information [Line Items]
Revenues	10,322,294	12,548,975
Cost of revenues	8,922,571	8,739,101
Gross profit	1,399,723	3,809,874
Research and development	7,963,746	6,204,714
Selling, general, and administrative	29,473,448	26,510,622
Goodwill impairment	0	558,168
Operating loss	(36,037,471)	(29,463,630)
Other income (expense), net	(548,366)	(363,313)
Net loss from continuing operations	(36,585,837)	(29,826,943)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(22,016,524)	6,412,419
Net loss	(58,602,361)	(23,414,524)
Less – net income attributable to noncontrolling interests	(9,448,388)	3,908,690
Preferred dividends	639,765	237,963
Net loss attributable to NeoStem, Inc. common shareholders	$ (49,793,738)	$ (27,561,177)
Basic and diluted loss per share	$ (0.53)	$ (0.4)
Weighted average common shares outstanding	93,793,244	68,075,900

Goodwill and Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, Impairment Loss	$ 0	$ 558,168
Research and Development in Process	1,150,000	0
Goodwill, Acquired During Period	11,117,770
Amorcyte [Member]
Goodwill [Line Items]
Research and Development in Process	$ 9,400,000

Goodwill and Other Intangible Assets Changes in Goodwill Carrying Amount (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Oct. 17, 2011	Jan. 19, 2011	Dec. 31, 2009
Goodwill [Line Items]
Acquisition	$ 11,117,770
Balance as of December 31, 2010	11,117,770	0	4,104,500	7,013,500	558,168
Goodwill, Impairment Loss	0	558,168
PCT Acquisition [Member]
Goodwill [Line Items]
Acquisition	7,000,000
Amorcyte Acquisition [Member]
Goodwill [Line Items]
Acquisition	$ 4,100,000

Goodwill and Other Intangible Assets Schedule of Finite-Lived Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 15,769,000	$ 669,000
Finite-Lived Intangible Assets, Accumulated Amortization	(683,000)	(105,600)
Finite-Lived Intangible Assets, Net	15,086,000	563,400
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,000,000	0
Finite-Lived Intangible Assets, Accumulated Amortization	(95,100)	0
Finite-Lived Intangible Assets, Net	904,900	0
Property, Plant and Equipment, Estimated Useful Lives	10 Years
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	3,900,000	0
Finite-Lived Intangible Assets, Accumulated Amortization	(370,900)	0
Finite-Lived Intangible Assets, Net	3,529,100	0
Property, Plant and Equipment, Estimated Useful Lives	10 Years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	800,000	0
Finite-Lived Intangible Assets, Accumulated Amortization	(76,200)	0
Finite-Lived Intangible Assets, Net	723,800	0
Property, Plant and Equipment, Estimated Useful Lives	10 Years
In Process R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	9,400,000	0
Finite-Lived Intangible Assets, Accumulated Amortization	0	0
Finite-Lived Intangible Assets, Net	9,400,000	0
Property, Plant and Equipment, Estimated Useful Lives	Indefinite
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	669,000	669,000
Finite-Lived Intangible Assets, Accumulated Amortization	(140,800)	(105,600)
Finite-Lived Intangible Assets, Net	$ 528,200	$ 563,400
Property, Plant and Equipment, Estimated Useful Lives	19 Years

Goodwill and Other Intangible Assets Intangible Assets Acquired in PCT Merger (Details) (USD $)	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Amount	$ 5,700,000
Customer Lists [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Amount	1,000,000
Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Amount	3,900,000
Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Asset, Amount	$ 800,000

Goodwill and Other Intangible Assets Intangible Asset Amortization Expense (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Intangible Asset Amortization Expense By Category [Line Items]
Cost of revenue	$ 577,300	$ 35,200
Cost of Sales [Member]
Intangible Asset Amortization Expense By Category [Line Items]
Cost of revenue	370,900	0
Research and Development Expense [Member]
Intangible Asset Amortization Expense By Category [Line Items]
Cost of revenue	35,200	35,200
General and Administrative Expense [Member]
Intangible Asset Amortization Expense By Category [Line Items]
Cost of revenue	$ 171,200	$ 0

Goodwill and Other Intangible Assets Estimated Future Intangible Asset Amortization (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Schedule Of Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2012	$ 605,200
2013	605,200
2014	605,200
2015	605,200
2016	605,200
Thereafter	12,060,000
Finite-Lived Intangible Assets, Future Amortization Expense	$ 15,086,000

Accrued Liabilities (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Accrued Liabilities [Line Items]
Other taxes	$ 70,400	$ 0
Salaries, employee benefits and related taxes	365,700	85,400
Other	654,100	635,000
Accrued Liabilities	$ 1,090,200	$ 720,400

Debt (Details) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2007 Convertible Notes Payable [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Dec. 06, 2010 PCT Allendale, LLC [Member] Convertible Notes Payable [Member]	Dec. 31, 2011 PCT Allendale, LLC [Member] Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Notes Payable, Insurance	$ 148,100	$ 116,895
Notes Issued for Borrowings			3,120,000		1,000,000
Purchase of condominium units			3,818,500
Frequency of Periodic Payment				monthly installment
Notes Repayble, Periodic Payment Amount				20,766
Notes Repayment, Interest Rate During Period				5.00%	6.00%
Mortgage Loans, Carrying Amount of Mortgages				2,708,300		926,800
Mortgage Loan Repayble Amount within 12 months				$ 114,200		$ 76,000

Preferred Stock (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Conversion of Stock, New Issuance	164418
Shares, Issued	5,157,732
Proceeds from (Repurchase of) Redeemable Preferred Stock	$ 2,500,000
Decrease In Fair Value Of Embeded Derivatives	1,900,000
Decrease In Fair Value Of Warrant Derivative	193,000
Redeemable Convertible Preferred Stock [Member]
Preferred Units, Issued	10,582,011
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Issuance Of Warrants	1,322,486
Adjusted Issuance Of Warrants	1,452,925
Preferred Units, Offering Costs	1
Proceeds from Issuance of Redeemable Convertible Preferred Stock	10,000,000
Net Proceeds From Preferred Stock	8,900,000
Preferred Stock, Liquidation Preference Per Share	$ 1
Preferred Stock, Dividend Rate, Percentage	7.00%
Preferred Stock, Redemption Amount	1,000,000
Initial Conversion Price	$ 2
Adjusted Conversion Price	$ 1.67
Fair Value Of Derivative Liabilities [Member]
Fair Value Preferred Stock	4,800,000
Fair Value Embeded Derivatives	392,000
Fair Value Warrant Derivative	$ 83,000

Shareholders' Equity (Details) (USD $)	0 Months Ended	12 Months Ended						0 Months Ended		12 Months Ended						0 Months Ended					0 Months Ended							12 Months Ended					12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended		83 Months Ended	0 Months Ended				3 Months Ended	12 Months Ended	0 Months Ended
	Jul. 22, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Employee Stock Option [Member]	Dec. 31, 2010 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Apr. 04, 2011 Employee Stock Option [Member]	Jun. 30, 2010 Definitive Securities Purchase Agreement [Member]	Jun. 01, 2010 Fullbright Finance Limited [Member]	Dec. 31, 2011 Private Placement [Member]	Jul. 22, 2011 Private Placement [Member]	Jul. 22, 2011 Underwriting Offering [Member]	Feb. 02, 2012 Aspire Capital Purchase Agreement [Member]	Sep. 30, 2011 Aspire Capital Purchase Agreement [Member]	Sep. 28, 2011 Aspire Capital Purchase Agreement [Member]	Feb. 18, 2010 IPO [Member]	Mar. 15, 2010 Warrant Exercise RimAsia [Member]	Jun. 07, 2010 Commerce Court Purchase Agreement [Member]	May 19, 2010 Commerce Court Purchase Agreement [Member]	Mar. 15, 2010 Commerce Court Purchase Agreement [Member]	May 17, 2010 Convertible Preferred Stock [Member] Warrant Exercise RimAsia [Member]	Dec. 07, 2010 Common Stock [Member]	Sep. 30, 2010 Common Stock [Member]	Jul. 27, 2010 Common Stock [Member]	Jul. 02, 2010 Common Stock [Member]	Jun. 01, 2010 Fullbright Finance Limited [Member]	May 19, 2010 Commerce Court Purchase Agreement [Member]	Dec. 31, 2011 2009 Equity Plan [Member] Employee Stock Option [Member]	Oct. 14, 2011 2009 Equity Plan [Member] Employee Stock Option [Member]	Jan. 18, 2011 2009 Equity Plan [Member] Employee Stock Option [Member]	Jun. 02, 2010 2009 Equity Plan [Member] Employee Stock Option [Member]	Oct. 29, 2009 2009 Equity Plan [Member] Employee Stock Option [Member]	Dec. 31, 2011 2003 Equity Plan [Member] Employee Stock Option [Member]	Dec. 31, 2011 Non US Equity Plan [Member]	Dec. 31, 2010 Non US Equity Plan [Member]	Dec. 31, 2011 Non US Equity Plan [Member] Employee Stock Option [Member]	Dec. 31, 2011 Non US Equity Plan [Member] Employee Stock Option [Member]	Oct. 14, 2011 Non US Equity Plan [Member] Employee Stock Option [Member]	Jun. 02, 2010 Non US Equity Plan [Member] Employee Stock Option [Member]	Dec. 31, 2011 Warrants [Member]	Dec. 31, 2010 Warrants [Member]	Oct. 31, 2018 Warrants [Member]	Sep. 30, 2010 Warrants [Member] Common Stock [Member]	Sep. 30, 2011 Warrants [Member] Common Stock [Member]	Dec. 31, 2011 Minimum [Member] Warrants [Member]	Dec. 31, 2011 Maximum [Member] Warrants [Member]	Mar. 31, 2012 Placement Agent [Member] Common Stock [Member]	Dec. 31, 2011 Placement Agent [Member] Common Stock [Member]	Nov. 16, 2010 Underwriting Agreement [Member] Common Stock [Member]
Allocated Share-based Compensation Expense		$ 2,791,100	$ 567,700	$ 6,923,000	$ 6,324,500																																			$ 282,200	$ 474,900
Adjustments to Additional Paid in Capital, Share-based Compensation, Nonvested Shares, Requisite Service Period Recognition																																		6,194,100	6,191,800					269,100	450,800
Adjustments to Additional Paid in Capital, Share-based Compensation, Nonvested Shares, Requisite Service Period Recognition																																		4,034,900						91,500
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition																																		3,995,600						73,900
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																																		1.82						1.04
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options																																		39,300						17,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																												23,750,000					2,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							1,500,000
Common Stock, Shares Authorized		500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Proceeds from Issuance of Private Placement		2,250,000								6,300,000
Shares, Issued		5,157,732								4,938,125				990,099
Sale of Stock, Price Per Share										$ 1.28		$ 1.2				$ 1.35		$ 2.63
Shares Purchased By Director										390,625
Shares Purchased By Chief Medical And Scientific Officer										78,125
Units offered								2,325,582			13,750,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								581,394				0					1,000,000									400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									1.75			1.45					1.75																											0.78	0.56	7
Procceds From Sale Of Stock Gross	16,500,000							5,000,000								6,800,000
Procceds From Sale Of Stock Net	14,800,000																	1,744,000
Committment Value Under Purchase Agreement															20,000,000			1,800,000	20,000,000
Term Of Agreement In Months															24					24
Discount Applied To Weighted Average Price															5.00%					5.00%
Committed Shares Under Purchase Agreement													15,282,502		18,747,906
Stock Issued During Period, Value, New Issues		21,152,682	21,425,538													5,750,000
Fees and Commissions																941,000
Proceeds from Warrant Exercises									700,000								1,750,000						468,000
Partners' Capital Account, Units, Sold in Public Offering																																																	6,337,980
Public Offering Price																																																	$ 1.45
Proceeds from Issuance Initial Public Offering																																																	8,100,000
Series D Warrant Number Of Securities Called By Warrants																	4,000,000
Conversion of Stock, Shares Converted																					8,177,512
Conversion of Stock, Shares Issued																					9,086,124
Preferred Stock, Conversion Basis																					conversion rate of 0.90 shares of Series C Preferred Stock for 1.0 shares of the Company’s common stock
Common Stock Shares Settlement Amount																											685,226
Threshold Price																		$ 3
Price Per Unit								$ 2.15
Stock Issued																																															340,000
Common Stock, Shares, Issued		109,329,587	64,221,130																																													93,023
Investment Warrants, Exercise Price																																																$ 2.69	$ 1.85
Relinquishment related to common share right																						407,626
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned																						656,300
Warrants and Rights Outstanding																																																4,500,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross		3,467,000	339,000																					150,000
Stock Issued During Period, Value, Restricted Stock Award, Gross		3,580,600	569,500																					298,500
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross																									75,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																																											600,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized																													23,750,000	17,750,000	13,750,000	9,750,000						5,700,000	8,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period																																					5,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)																																				6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		15,043,505		605,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number		9,555,631		500,000		500,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost				$ 722,900
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 1.06	$ 1.59
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used				Black-Scholes option pricing model
Class of Warrant or Right, Outstanding		37,389,825																																						37,389,825
Expiration date of warrants																																										October 2018

Shareholders' Equity The number of remaining shares authorized to be issued under the various equity plans (Details)	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares Authorized	500,000,000	500,000,000
US Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	(15,043,505)
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	(97,500)
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	(3,398,573)
Total common shares under the Equity Plans	7,710,422
Non US Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	5,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	(2,100,000)
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	(885,000)
Total common shares under the Equity Plans	2,715,000
US Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized	26,250,000
2003 Equity Plan [Member] | US Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares Authorized	2,500,000
2003 Equity Plan [Member] | Non US Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	0
2009 Equity Plan [Member] | US Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	23,750,000
2009 Equity Plan [Member] | Non US Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	0
Non US Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	5,700,000
Non US Plan [Member] | US Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	0

Shareholders' Equity Company issued restricted stock for services (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
weighted average estimated fair value of restricted stock	$ 1.03	$ 1.68
Number of Restricted Stock Issued	3,467	339
Value of Restricted Stock Issued	$ 3,580,600	$ 569,500
Adjustments to Additional Paid in Capital, Share-based Compensation, Restricted Stock Units, Requisite Service Period Recognition	2,791,100	567,700
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 339,400

Shareholders' Equity Outstanding Option under Non US Plan of Exercise Price (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	15,043,505
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	7.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.68
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	9,555,631
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	6.7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 1.82
Option Exercisable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	925,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	8.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 0
Option Exercisable [Member] | 1.42-1.70 Range [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	8.7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 0
Option Exercisable [Member] | 1.71 - 2.08 Range [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	175,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	7.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 0
Option Exercisable [Member] | 2.09 - 2.22 Range [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	8.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 0
Option Exercisable [Member] | 2.23 - 2.36 Range [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	8.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 0
Option Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	2,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0
Option Outstanding [Member] | 1.42-1.70 Range [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0
Option Outstanding [Member] | 1.71 - 2.08 Range [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	350,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0
Option Outstanding [Member] | 2.09 - 2.22 Range [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	650,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0
Option Outstanding [Member] | 2.23 - 2.36 Range [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0

Shareholders' Equity Warrants Issued for Services (Details) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Warrants Issued [Line Items]
Number of Common Stock Purchase Warrants Issued	670,000	627,000
Warrants Issued During Period, Value	$ 495,100	$ 772,200

Shareholders' Equity Warrants, Fair Value Assumptions (Details) (Warrants [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Warrants [Member]
Warrants Assumptions [Line Items]
Expected term - minimum (in years)	3	3
Expected term - maximum (in years)	5	5
Expected volatility - minimum	80.00%	86.00%
Expected volatility - maximum	86.00%	124.00%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate - minimum	0.78%	0.64%
Risk-free interest rate - maximum	2.19%	2.65%

Shareholders' Equity Warrants Activity (Details) (USD $)	0 Months Ended	12 Months Ended
	Jun. 18, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Warrant Activity [Line Items]
Common Stock Warrants, Shares		37,389,825	21,843,507	19,838,802
Weighted Average Exercise Price, Warrants Outstanding		2.35	2.62	3
Warrants Granted		15,993,947	5,792,896
Weighted Average Exercise Price, Warrants Granted		$ 2.09	$ 1.99
Warrants Exercised		0	(2,025,000)
Weighted Average Exercise Price, Warrants Exercised		$ 0	$ 1.46
Warrants Expired		(448,000)	(1,613,191)
Weighted Average Exercise Price, Warrants Expired		$ 6.18	$ 6.54
Warrants Canceled	640,000	0	(150,000)
Weighted Average Exercise Price, Warrants Canceled		$ 0	$ 2.78
Weighted Average Remaining Contractual Term, Warrants Outstanding		3.87
Aggregate Intrinsic Value, Warrants Outstanding		$ 0

Shareholders' Equity Outstanding Warrants by Exercise Price Range (Details) (USD $)	Dec. 31, 2011
Warrants Outstanding by Exercise Price Range [Line Items]
Warrants and Rights Outstanding	37,389,825
Warrants Outstanding, Weighted Average Remaining Contractual Term	3.9
Warrants Outstanding, Weighted Average Exercise Price	$ 2.35
Warrants and Rights Exercisable	35,931,825
Warrants Exercisable, Weighted Average Remaining Contractual Term	3.8
Warrants Exercisable, Weighted Average Exercise Price	$ 2.24
$0.56 - $1.45 [Member]
Warrants Outstanding by Exercise Price Range [Line Items]
Warrants and Rights Outstanding	11,263,500
Warrants Outstanding, Weighted Average Remaining Contractual Term	4.5
Warrants Outstanding, Weighted Average Exercise Price	$ 1.42
Warrants and Rights Exercisable	10,805,500
Warrants Exercisable, Weighted Average Remaining Contractual Term	4.5
Warrants Exercisable, Weighted Average Exercise Price	$ 1.44
$1.46 - $2.10 [Member]
Warrants Outstanding by Exercise Price Range [Line Items]
Warrants and Rights Outstanding	7,933,635
Warrants Outstanding, Weighted Average Remaining Contractual Term	4
Warrants Outstanding, Weighted Average Exercise Price	$ 1.75
Warrants and Rights Exercisable	7,933,635
Warrants Exercisable, Weighted Average Remaining Contractual Term	4
Warrants Exercisable, Weighted Average Exercise Price	$ 1.75
$2.11 - $2.53 [Member]
Warrants Outstanding by Exercise Price Range [Line Items]
Warrants and Rights Outstanding	13,032,512
Warrants Outstanding, Weighted Average Remaining Contractual Term	3.3
Warrants Outstanding, Weighted Average Exercise Price	$ 2.5
Warrants and Rights Exercisable	13,032,512
Warrants Exercisable, Weighted Average Remaining Contractual Term	3.3
Warrants Exercisable, Weighted Average Exercise Price	$ 2.5
$2.54 - $5.99 [Member]
Warrants Outstanding by Exercise Price Range [Line Items]
Warrants and Rights Outstanding	2,929,928
Warrants Outstanding, Weighted Average Remaining Contractual Term	4.5
Warrants Outstanding, Weighted Average Exercise Price	$ 3.73
Warrants and Rights Exercisable	2,929,928
Warrants Exercisable, Weighted Average Remaining Contractual Term	4.5
Warrants Exercisable, Weighted Average Exercise Price	$ 3.73
$6.00 - $7.00 [Member]
Warrants Outstanding by Exercise Price Range [Line Items]
Warrants and Rights Outstanding	2,230,250
Warrants Outstanding, Weighted Average Remaining Contractual Term	3.4
Warrants Outstanding, Weighted Average Exercise Price	$ 6.51
Warrants and Rights Exercisable	1,230,250
Warrants Exercisable, Weighted Average Remaining Contractual Term	1.2
Warrants Exercisable, Weighted Average Exercise Price	$ 6.11

Shareholders' Equity Options, Fair Value Assumptions (Details) (Stock Option [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Stock Option [Member]
Options Assumptions [Line Items]
Expected term - minimum (in years)	3	2
Expected term - maximum (in years)	10	10
Expected volatility - minimum	100.00%	0.00%
Expected volatility - maximum	0.00%	100.00%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate - minimum	0.00%	0.00%
Risk-free interest rate - maximum	0.00%	0.00%

Shareholders' Equity Options Activity U.S. Equity Plan (Details) (US Equity Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
US Equity Plan [Member]
Stock Options Activity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	15,043,505	9,932,214	8,340,574
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.68	$ 1.87	$ 1.87
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	8,047,600	1,955,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.48	$ 1.85
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(5,000)	(90,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 1.42	$ 1.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	(850,523)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 1.92	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(2,080,786)	(273,360)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 1.71	$ 1.86
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	7.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0

Shareholders' Equity U.S. Equity Plan by range of exercise prices (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	15,043,505
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	7.3
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 1.68
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	9,555,631
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	6.7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 1.82
0.52 - 0.71 Range [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	1,123,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	7.7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 0.67
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	170,002
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	7.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 0.69
0.72 - 1.50 Range [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	2,879,700
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	8.6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 1.46
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	422,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	6.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 1.36
1.51 - 1.80 Range [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	6,629,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	7.9
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 1.71
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	4,826,252
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	7.8
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 1.71
1.81 - 2.00 Range [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	2,874,255
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	4.6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 1.91
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	2,705,994
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	4.6
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 1.91
2.01 - 15.00 Range [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	1,537,550
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 2.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	1,430,883
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	6.9
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 2.3

Shareholders' Equity Option Activity Non US Equity Plan (Details) (Non US Equity Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Non US Equity Plan [Member]
Stock Options Activity [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,100,000	3,100,000	1,650,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	650,000	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	(367,000)	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(1,283,000)	(550,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	8.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0

Income Taxes (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Income Tax Examination [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Operating Loss Carryforwards, Limitations on Use	As of December 31, 2011 the Company has lost $25,994,800 or $8,838,200 in tax benefits, of net operating losses applicable to Federal income taxes which expired due to these limitations and expiration of net operating loss carryforwards
Operating Loss Carryforwards	$ 47,427,300
Undistributed Earnings of Foreign Subsidiaries	$ 5,324,300

Income Taxes provision for income taxes exceeds the amount of income tax benefit (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
U.S. Federal benefit at statutory rate	$ (12,005,500)	$ (8,800,300)
State and local benefit net of U.S. federal tax	(2,177,000)	(2,509,400)
Permanent non deductible expenses for U.S. taxes	5,907,300	1,838,100
Reduction in deferred tax assets primarily related to deductibility of certain share-based compensation	(72,400)	2,938,600
True-up of prior year net operating loss	1,367,300	(413,600)
Effect of change in deferred tax rate	2,852,100	0
Writedown of net operating losses due to Section 382 limitations	0	1,932,600
Valuation allowance for deferred tax assets	2,317,900	5,014,000
Tax provision	$ 0	$ 0

Income Taxes Deferred income taxes (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Liability Not Recognized [Line Items]
Accumulated net operating losses (tax effected)	$ 17,816,700	$ 17,236,000
Deferred revenue	212,900	149,000
Contingent accounts payable	13,800	26,000
Share-based compensation	3,917,400	2,393,000
Charitable contributions	408,200	176,000
Bad debt provision	107,300	17,000
Goodwill	0	164,000
Goodwill	(3,303,000)	0
Other	48,500	0
Deferred tax assets prior to tax credit carryovers	22,524,800	20,161,000
Accumulated depreciation	(155,100)	(80,000)
Deferred Tax Liabilities, Undistributed Foreign Earnings	(2,138,500)	0
Deferred tax liabilities	(5,596,600)	(80,000)
Valuation reserve	(20,702,900)	(20,081,000)
Net deferred tax liability	$ (3,774,700)	$ 0

Discontinued Operations (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended		0 Months Ended	1 Months Ended			12 Months Ended				12 Months Ended
	Jun. 18, 2012	Jul. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Welman vs. Erye Member [Member]	Dec. 31, 2011 Welman vs. Erye Member [Member]	Jul. 31, 2011 Case 3 [Member] Welman vs. Erye Member [Member]	Dec. 31, 2011 Erye Merger Agreement [Member]	Jun. 18, 2012 Erye's [Member]	Jun. 30, 2011 Erye's [Member]	Apr. 30, 2011 Erye's [Member]	Feb. 28, 2010 Erye's [Member]	Dec. 31, 2011 Erye's [Member]	Dec. 31, 2010 Erye's [Member]	Dec. 31, 2012 Erye's [Member]	Jun. 30, 2012 Erye's [Member] Erye Merger Agreement [Member]	Dec. 31, 2011 Erye's [Member] Undistributed Profit Generated Subsequent To Acquisition Date [Member]	Dec. 31, 2011 Erye's [Member] Undistributed profits generated prior to acquisition date [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			20.00%					51.00%	51.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																49.00%
Due to Related Parties													$ 8,301,400		$ 20,862,700
Related Party Transaction, Rate													6.56%	5.31%
Repayments of Related Party Debt			(3,000,000)	0						875,100
Interest Paid			1,522,700	279,596						1,115,000		198,500	125,100
Related Party Transaction, Terms and Manner of Settlement																	(i) the 49% of undistributed profits (after tax) of the joint venture due EET will be distributed to EET and lent back to Erye to help finance costs in connection with its construction of and relocation to a new facility (to be repaid gradually after construction is completed); and (ii) of the net profit (after tax) of the joint venture due the Company, 45% will be provided to Erye as part of the new facility construction fund and will be characterized as additional paid-in capital for the Company’s 51% interest in Erye, and 6% will be distributed to the Company.	(i) the 49% of undistributed profits (after tax) of the joint venture due EET will be distributed to EET and lent back to Erye to help finance costs in connection with its construction of and relocation to a new facility (to be repaid gradually after construction is completed); and (ii) of the net profit (after tax) of the joint venture due the Company, 51% will be provided to Erye as part of the new facility construction fund and will be characterized as additional paid-in capital for the Company’s 51% interest in Erye.
Dividends, Common Stock											10,259,700		13,671,100
Dividends Distributed to Related Party											5,027,300		6,698,800
Tax Withholding rate													10.00%
Tax Withholding Amount													1,220,500
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator						The Changsha Intermediate Court ruled in Welman’s favor at first and Erye appealed the judgment to the Hunan High Court. Meanwhile, the Supreme Court of PRC has recently rendered a final ruling that Welman is not entitled to the patent right disputed under the said case. On that basis, the Hunan High Court awarded on January 16, 2012 that Welman’s suit against Erye on that patent infringement is rejected. The initial judgment was rendered on May 13, 2010 in the amount of approximately 5 million RMB (approximately $778,500), which was fully accrued for at September 30, 2011 and reversed in the fourth quarter of 2011 based on these subsequent rulings.
Adjustments To Additional Paid In Capital re-invested amount													6,972,300
Repayment of Non interest bearing loan										408,700
Recovery of cash advances										648,600
Loss Contingency, Damages Awarded, Value					RMB 50,000		RMB 2,000,000
Bank Deposit Freeze		7,900,000	2,460,000
Proceeds from Divestiture of Businesses									$ 12,300,000
Sale of Stock, Number of Shares Issued in Transaction	1,040,000
Stock Option Cancelled	1,170,000
Warrants Canceled	640,000		0	(150,000)

Discontinued Operations The operating results of the Regenerative Medicine - China business (Details) (Regenerative Medicine - China segment [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Regenerative Medicine - China segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 274,300	$ 55,900
Cost of revenues	(140,600)	(36,000)
Research and development	(378,300)	(112,400)
Research and development	(3,089,900)	(1,408,200)
Research and development	(9,700)	(63,800)
Loss from discontinued operations	$ (3,344,200)	$ (1,564,500)

Discontinued Operations The summary of the assets and liabilities related to discontinued operations (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 8,810,272	$ 7,143,268
Regenerative Medicine - China segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	103,300	2,308,400
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	0	26,200
Disposal Group, Including Discontinued Operation, Other Current Assets	284,400	214,500
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net	1,256,800	2,331,600
Disposal Group, Including Discontinued Operation, Other Noncurrent Assets	149,000	69,100
Assets of Disposal Group, Including Discontinued Operation	1,793,500	4,949,800
Disposal Group, Including Discontinued Operation, Accounts Payable	177,800	53,500
Disposal Group, Including Discontinued Operation, Accrued Liabilities	31,000	29,300
Liabilities of Disposal Group, Including Discontinued Operation	$ 208,800	$ 82,800

Discontinued Operations The summary of the assets and liabilities related to Pharmaceutical Manufacturing- China (Details) (Pharmaceutical Manufacturing - China business [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pharmaceutical Manufacturing - China business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue	$ 63,393,600	$ 69,584,300
Disposal Group, Including Discontinued Operation, Costs of Goods Sold	(47,186,800)	(49,639,400)
Disposal Group Including Discontinued Operation Research and Development	(2,904,100)	(1,564,000)
Disposal Group Including Discontinued Operation Selling General and Administrative	(11,068,200)	(9,905,000)
Disposal Group Including Discontinued Operation Goodwill Impairment	(19,432,700)	0
Disposal Group, Including Discontinued Operation, Operating Expense	(1,081,400)	51,900
Discontinued Operation, Provision for Loss (Gain) on Disposal, before Income Tax	(392,800)	(550,900)
Disposal Group, Including Discontinued Operation, Operating Income (Loss)	$ (18,672,400)	$ 7,976,900

Discontinued Operations The summary of the assets and liabilities related to Pharmaceutical Manufacturing- China discontinued operations (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 8,810,272	$ 7,143,268
Pharmaceutical Manufacturing - China business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	8,707,000	4,834,900
Disposal Group Including Discontinued Operation Restricted Cash	0	3,381,400
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	5,525,700	5,817,100
Disposal Group, Including Discontinued Operation, Inventory	16,505,700	21,023,400
Disposal Group, Including Discontinued Operation, Deferred Tax Assets	463,700	0
Disposal Group, Including Discontinued Operation, Other Current Assets	777,500	457,200
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net	36,490,400	34,231,200
Disposal Group Including Discontinued Operation Land Use Right,Net	4,872,400	4,807,800
Disposal Group, Including Discontinued Operation, Goodwill	8,495,700	27,002,000
Disposal Group, Including Discontinued Operation, Intangible Assets, Net	21,846,400	23,903,200
Disposal Group, Including Discontinued Operation, Other Noncurrent Assets	2,459,900	0
Assets of Disposal Group, Including Discontinued Operation	106,144,400	125,458,200
Disposal Group, Including Discontinued Operation, Accounts Payable	7,950,300	13,637,800
Disposal Group, Including Discontinued Operation, Accrued Liabilities	1,705,800	2,067,800
Disposal Group Including Discontinued Operation Bank Loan	15,712,000	3,034,000
Disposal Group Including Discontinued Operation Notes Payable	0	9,451,500
Disposal Group, Including Discontinued Operation, Accrued Income Taxes Payable	621,600	1,242,900
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities	6,177,400	6,191,600
Disposal Group, Including Discontinued Operation, Other Liabilities	1,315,400	1,648,900
Disposal Group, Including Discontinued Operation, Amount Due To Related Parties	20,862,700	8,301,400
Liabilities of Disposal Group, Including Discontinued Operation	$ 54,345,200	$ 45,575,900

Related Party Transactions (Details) (USD $)	0 Months Ended		0 Months Ended
	Jan. 21, 2011	Sep. 09, 2011 Line of Credit [Member]	Dec. 31, 2011 PCT [Member]	Sep. 09, 2011 PCT [Member]	Mar. 10, 2011 PCT [Member]	Sep. 09, 2011 Phase 2 clinical trial [Member] Amorcyte’s [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 3,000,000
Line of Credit Facility, Fair Value of Amount Outstanding		3,000,000
Loans and Leases Receivable, Related Parties						338,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					150,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Intrinsic Value					$ 1.6
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used					Black Scholes value $129,000
Deferred Compensation Arrangement with Individual, Shares Issued				75,000
Deferred Compensation Arrangement with Individual, Compensation Expense				115,000
DeferredCompensationArrangementWithIndividualCashAwardsGrantedAmount			$ 25,000

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	May 19, 2006
Lease Commitment [Line Items]
Operating Leases, Rent Expense	$ 2,100,000	$ 889,000
Line of Credit Facility, Maximum Borrowing Capacity			$ 500,000

Commitments and Contingencies Lease Commitments (Details) (USD $)	Dec. 31, 2011
Lease Commitment [Line Items]
2012	$ 1,407,800
2013	832,700
2014	563,600
2015	553,700
2016	563,900
Thereafter	293,200
Total minimum lease payments	$ 4,214,900

Subsequent Events (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement	$ 2,250,000